Quarterly Holdings Report
for
Fidelity® Government Income Fund
May 31, 2025
GOV-NPRT3-0725
1.800338.121
Collateralized Mortgage Obligations - 10.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.6%
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	2,351	2,384
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	2,730	2,742
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	3,445	3,504
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	2,493	2,534
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	3,398	3,445
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	1,417	1,435
Fannie Mae Guaranteed REMIC Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 5.4165% 8/25/2031 (c)(d)	16,622	16,755
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	584	602
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	1,673	1,721
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2365% 2/25/2032 (c)(d)	352	352
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4444% 3/18/2032 (c)(d)	641	646
Fannie Mae Guaranteed REMIC Series 2002-49 Class FB, U.S. 30-Day Avg. SOFR Index + 0.7145%, 5.0444% 11/18/2031 (c)(d)	12,897	12,860
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4365% 4/25/2032 (c)(d)	6,329	6,370
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4365% 10/25/2032 (c)(d)	799	804
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.1865% 1/25/2032 (c)(d)	331	331
Fannie Mae Guaranteed REMIC Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.8865% 11/25/2032 (c)(d)	3,919	3,919
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.1136% 11/25/2032 (b)(c)	817	21
Fannie Mae Guaranteed REMIC Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4365% 11/25/2032 (c)(d)	11,579	11,654
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6636% 12/25/2033 (b)(c)	13,381	1,544
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6636% 3/25/2033 (b)(c)	722	74
Fannie Mae Guaranteed REMIC Series 2003-70 Class BJ, 5% 7/25/2033	22,610	22,545
Fannie Mae Guaranteed REMIC Series 2004-52 Class KZ, 5.5% 7/25/2034	103,052	103,980
Fannie Mae Guaranteed REMIC Series 2004-91 Class Z, 5% 12/25/2034	1,040,048	1,037,776
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (e)	2,104	1,814
Fannie Mae Guaranteed REMIC Series 2005-117 Class JN, 4.5% 1/25/2036	50,347	49,239
Fannie Mae Guaranteed REMIC Series 2005-14 Class ZB, 5% 3/25/2035	318,443	317,516
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2836% 6/25/2035 (b)(c)	16,900	1,249
Fannie Mae Guaranteed REMIC Series 2005-68 Class CZ, 5.5% 8/25/2035	1,083,371	1,097,023
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	51,868	53,419
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index + 17.2524%, 6.0152% 8/25/2035 (c)(d)	345	358
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	33,280	32,679
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	7,608	7,768
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.2436% 11/25/2036 (b)(c)	10,129	976
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.2036% 12/25/2036 (b)(c)	6,066	606
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (e)	8,129	7,236
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (e)	13,192	11,218
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (e)	1,615	1,316
Fannie Mae Guaranteed REMIC Series 2006-72 Class CY, 6% 8/25/2026	61,181	61,260
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.0036% 5/25/2037 (b)(c)	3,398	372
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index + 39.9331%, 14.0013% 6/25/2037 (c)(d)	2,696	3,330
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index + 38.9131%, 12.9813% 7/25/2037 (c)(d)	4,068	5,060
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index + 38.9131%, 12.9813% 7/25/2037 (c)(d)	881	977
Fannie Mae Guaranteed REMIC Series 2009-59 Class HB, 5% 8/25/2039	506,747	506,665
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	16,987	16,238
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	136,214	133,900
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	15,175	15,532
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	51,960	51,461
Fannie Mae Guaranteed REMIC Series 2011-67 Class AI, 4% 7/25/2026 (b)	1,090	5
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (b)	24,133	535
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	195,888	181,393
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	253,165	233,972
Fannie Mae Guaranteed REMIC Series 2012-27 Class EZ, 4.25% 3/25/2042	2,319,862	2,221,648
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (b)	140	2
Fannie Mae Guaranteed REMIC Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 2.1136% 6/25/2041 (b)(c)	357	1
Fannie Mae Guaranteed REMIC Series 2012-93 Class QW, 5% 1/25/2042	46,127	46,245
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (b)	1,308	4
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.6136% 1/25/2044 (b)(c)	17,161	1,861
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (b)	88,947	12,935
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	104,462	98,667
Fannie Mae Guaranteed REMIC Series 2017-1 Class JP, 3.5% 4/25/2045	326,760	319,691
Fannie Mae Guaranteed REMIC Series 2017-22 Class JN, 4.5% 4/25/2046	744,228	733,496
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (b)	50,724	7,268
Fannie Mae Guaranteed REMIC Series 2017-89 Class KV, 3.5% 8/25/2047	1,163,518	1,152,408
Fannie Mae Guaranteed REMIC Series 2018-45 Class GI, 4% 6/25/2048 (b)	693,018	146,281
Fannie Mae Guaranteed REMIC Series 2019-52 Class M, 3.5% 3/25/2049	121,636	118,254
Fannie Mae Guaranteed REMIC Series 2019-64 Class MJ, 4.5% 6/25/2049	1,519,987	1,447,883
Fannie Mae Guaranteed REMIC Series 2019-74 Class LB, 3% 10/25/2049	718,401	643,980
Fannie Mae Guaranteed REMIC Series 2021-26 Class HC, 1% 11/25/2049	6,651,951	5,663,821
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	1,182,405	967,020
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	1,256,558	1,027,665
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	1,020,187	883,291
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	1,635,292	1,393,412
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	1,623,852	1,474,495
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	947,939	859,257
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	12,957,809	11,192,937
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	1,201,126	1,031,172
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	1,446,554	1,221,550
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	2,300,965	2,089,996
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	300	305
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (e)	131,023	109,344
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (e)	6,675	5,589
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (b)	13,444	535
Fannie Mae Mortgage pass-thru certificates Series 2020-67 Class KZ, 3.25% 9/25/2040	9,515,420	8,706,305
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 6/25/2054 (c)(d)	2,947,640	2,935,304
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 9/25/2054 (c)(d)	1,414,334	1,409,959
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 2/25/2055 (c)(d)	2,278,108	2,273,289
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 9/25/2054 (c)(d)	2,307,517	2,300,425
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (c)(d)	2,952,467	2,943,589
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (c)(d)	1,238,239	1,234,883
Fannie Mae Series 2010-118 Class PB, 4.5% 10/25/2040	1,297,103	1,280,014
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 5.3665% 6/25/2036 (c)(d)	1,164,496	1,172,582
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 5.3565% 3/25/2036 (c)(d)	840,564	846,131
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	287,755	271,316
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (b)	3,404	484
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (b)	3,113	458
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(c)	2,105	378
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(c)	1,466	224
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (b)	1,955	331
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(c)	1,306	230
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (b)	13,340	2,145
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	868	881
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	2,547	2,587
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4341 Class ML, 3.5% 11/15/2031	1,406,989	1,365,898
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	155,163	150,996
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	950,705	818,091
Freddie Mac Multifamily Structured pass-thru certificates Series 1997-1929 Class EZ, 7.5% 2/17/2027	193	193
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	1,263	1,287
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	9,566	9,756
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	559	571
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	1,468	1,495
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	10,411	10,561
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	2,671	2,723
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	1,657	1,689
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	915	926
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	5,274	5,400
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	19,670	20,159
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2468% 1/15/2032 (c)(d)	262	262
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3468% 3/15/2032 (c)(d)	369	370
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4468% 3/15/2032 (c)(d)	355	357
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3468% 6/15/2031 (c)(d)	573	575
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3468% 3/15/2032 (c)(d)	201	202
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	2,483	2,541
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	3,465	3,500
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	6,631	6,811
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8468% 11/15/2032 (c)(d)	3,981	3,975
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2530 Class FE, U.S. 30-Day Avg. SOFR Index + 0.7145%, 5.0468% 2/15/2032 (c)(d)	7,403	7,402
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class AD, 4.71% 3/15/2033	305,585	303,157
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2682 Class FB, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3468% 10/15/2033 (c)(d)	384,948	387,017
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2682 Class LD, 4.5% 10/15/2033	91,310	91,338
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	14,801	14,998
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3468% 2/15/2033 (c)(d)	300,810	302,482
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8468% 3/15/2034 (c)(d)	98,963	98,202
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	9,265	9,443
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class ZG, 5.5% 5/15/2034	1,249,137	1,265,396
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2877 Class ZD, 5% 10/15/2034	1,251,051	1,249,807
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	71,350	70,632
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	27,984	28,647
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class MK, 5.5% 6/15/2035	3,075	3,118
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	44,965	44,311
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2998 Class LY, 5.5% 7/15/2025	38	38
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	14,867	15,145
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3007 Class EW, 5.5% 7/15/2025	2,122	2,119
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (e)	783	772
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1532% 2/15/2036 (b)(c)	4,620	416
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (e)	15,912	13,030
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (e)	2,662	2,316
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (e)	8,620	7,144
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (e)	9,581	7,984
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	14,980	15,514
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	61,634	62,971
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2132% 11/15/2036 (b)(c)	21,449	1,881
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	4,585	4,697
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1332% 6/15/2037 (b)(c)	14,306	1,594
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.6968% 5/15/2037 (c)(d)	16,716	16,506
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	145,218	145,848
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	69,848	70,007
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3843 Class PZ, 5% 4/15/2041	2,190,666	2,192,891
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3857 Class ZP, 5% 5/15/2041	3,521,612	3,525,570
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3889 Class DZ, 4% 1/15/2041	10,161,404	9,655,297
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	10,557	10,414
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	190,604	177,230
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (b)	9	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (b)	61	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (b)	35,425	1,276
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	30,474	30,097
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	126,550	120,648
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	4,033,826	3,594,667
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	7,272,464	6,878,339
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	3,749,282	3,057,094
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5137 Class TA, 2% 3/25/2039	9,401,620	8,345,187
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	5,996,541	5,138,023
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,187,459	1,046,870
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	7,919,789	6,874,552
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,291,741	1,107,111
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,215,944	1,071,110
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,397,479	1,178,377
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	922,593	813,568
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	4,360,601	3,871,516
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	988,940	873,378
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	5,235,536	5,026,890
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	1,827,553	1,722,327
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	2,492,146	2,345,199
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	3,006,153	2,893,403
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	1,818,516	1,816,834
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	1,230,531	1,215,566
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (c)(d)	4,054,323	4,036,783
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (c)(d)	1,137,528	1,127,765
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.572% 10/25/2054 (c)(d)	2,190,787	2,186,681
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (c)(d)	1,865,301	1,859,891
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	3,094	3,150
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	1,729	1,758
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	462	469
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (e)	4,902	4,017
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.7663% 5/20/2060 (c)(d)(f)	25,712	25,739
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.7334% 8/20/2060 (c)(d)(f)	244,059	244,296
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.8134% 12/20/2060 (c)(d)(f)	134,997	135,307
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 12/20/2060 (c)(d)(f)	131,237	131,708
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 2/20/2061 (c)(d)(f)	129,397	129,931
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.9234% 2/20/2061 (c)(d)(f)	147,380	147,970
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 4/20/2061 (c)(d)(f)	131,239	131,699
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 5/20/2061 (c)(d)(f)	120,292	120,818
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 5/20/2061 (c)(d)(f)	121,467	121,931
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.9634% 6/20/2061 (c)(d)(f)	127,260	127,785
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9834% 9/20/2061 (c)(d)(f)	645,991	648,617
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0334% 10/20/2061 (c)(d)(f)	466,671	469,093
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1334% 11/20/2061 (c)(d)(f)	512,792	515,862
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1334% 1/20/2062 (c)(d)(f)	276,035	277,686
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0634% 1/20/2062 (c)(d)(f)	540,144	543,317
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0634% 3/20/2062 (c)(d)(f)	280,088	281,549
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.0834% 5/20/2061 (c)(d)(f)	18,352	18,354
Ginnie Mae Mortgage pass-thru certificates Series 2013-H01 Class FA, 1.65% 1/20/2063 (f)	2	1
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (f)	343	320
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 5.0334% 8/20/2063 (c)(d)(f)	29,254	29,424
Ginnie Mae Mortgage pass-thru certificates Series 2014-H02 Class FB, CME Term SOFR 1 month Index + 0.65%, 5.0834% 12/20/2063 (c)(d)(f)	1,244,129	1,252,362
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0334% 1/20/2064 (c)(d)(f)	479,631	482,253
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.0334% 12/20/2063 (c)(d)(f)	18,620	18,724
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 6/20/2064 (c)(d)(f)	38,213	38,346
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.7134% 5/20/2063 (c)(d)(f)	24,868	24,746
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (f)	520	489
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.6334% 4/20/2063 (c)(d)(f)	22,362	22,156
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (c)(f)	123,055	120,023
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.59% 5/20/2066 (c)(d)(f)	704,772	702,425
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.8334% 12/20/2062 (c)(d)(f)	33,198	33,021
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	287,490	258,836
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.44% 8/20/2066 (c)(d)(f)	798,133	794,181
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (f)	668,053	648,048
Ginnie Mae REMIC pass-thru certificates Series 2004-22 Class AZ, 5.5% 4/20/2034	893,287	902,051
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	22,988	22,801
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0569% 5/16/2034 (b)(c)	4,646	301
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7569% 8/17/2034 (b)(c)	4,659	405
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2469% 6/16/2037 (b)(c)	8,705	852
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9389% 7/20/2037 (c)(d)	66,327	66,109
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.9189% 1/20/2038 (c)(d)	66,883	66,589
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 5.2989% 8/20/2038 (c)(d)	441,442	445,961
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 5.3389% 9/20/2038 (c)(d)	335,262	339,059
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 5.0432% 11/16/2039 (c)(d)	354,792	354,312
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 4.9732% 12/16/2039 (c)(d)	54,381	54,196
Ginnie Mae REMIC pass-thru certificates Series 2009-118 Class XZ, 5% 12/20/2039	7,840,039	7,986,824
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	14,993	14,202
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	201,241	194,829
Ginnie Mae REMIC pass-thru certificates Series 2010-169 Class Z, 4.5% 12/20/2040	4,403,799	4,213,666
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	44,357	42,902
Ginnie Mae REMIC pass-thru certificates Series 2010-31 Class BP, 5% 3/20/2040	3,354,179	3,391,896
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9863% 3/20/2060 (c)(d)(f)	29,974	30,123
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (b)	16,464	708
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	30,788	30,131
Ginnie Mae REMIC pass-thru certificates Series 2011-69 Class GX, 4.5% 5/16/2040	835,537	832,697
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6611% 7/20/2041 (b)(c)	18,442	1,754
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.8389% 8/20/2042 (c)(d)	73,060	71,724
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	81,878	80,274
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	393,167	352,302
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	148,461	136,579
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	251,540	223,755
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	201,100	180,541
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	77,725	70,833
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	2,968,040	2,609,009
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	211,664	188,738
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	172,537	154,445
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	215,473	198,158
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	194,097	179,636
TOTAL UNITED STATES		186,675,240
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $188,678,385)		186,675,240

Commercial Mortgage Securities - 14.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 14.0%
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	8,148,259	8,123,381
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K050 Class A2, 3.334% 8/25/2025 (c)	12,706,738	12,655,077
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K051 Class A2, 3.308% 9/25/2025	11,116,044	11,059,023
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K052 Class A2, 3.151% 11/25/2025	15,350,121	15,244,209
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	16,716,518	16,560,834
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	2,975,889	2,932,026
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	29,333,483	28,820,230
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	8,573,632	8,413,141
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	15,475,000	15,149,740
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (c)	22,200,000	21,833,438
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	18,000,000	17,718,586
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	27,690,842	27,284,380
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	1,700,000	1,675,147
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	9,000,000	8,826,559
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K733 Class A2, 3.75% 8/25/2025	15,579,119	15,521,227
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	10,672,622	10,583,272
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	6,031,499	5,943,011
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	6,882,741	6,729,510
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.9007% 4/25/2029 (c)(d)	12,494,416	12,467,977
TOTAL UNITED STATES		247,540,768
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $247,250,401)		247,540,768

U.S. Government Agency - Mortgage Securities - 34.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 34.9%
Fannie Mae 2% 2/1/2052	1,366,493	1,082,513
Fannie Mae 3.5% 12/1/2036	32,131	30,658
Fannie Mae 3.5% 5/1/2036	24,690	23,886
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.999% 10/1/2035 (c)(d)	5,087	5,189
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (c)(d)	1,171	1,204
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (c)(d)	2,224	2,284
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (c)(d)	5,944	6,051
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.552%, 6.512% 2/1/2044 (c)(d)	18,804	19,369
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (c)(d)	6,460	6,607
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (c)(d)	72,831	75,128
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.566%, 6.513% 2/1/2044 (c)(d)	50,400	51,924
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.577%, 6.543% 4/1/2044 (c)(d)	93,097	96,079
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.42% 1/1/2044 (c)(d)	48,761	50,234
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.455% 4/1/2044 (c)(d)	36,295	37,407
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.596%, 6.596% 3/1/2036 (c)(d)	43,732	45,105
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.065% 9/1/2036 (c)(d)	280	288
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.634%, 6.905% 11/1/2036 (c)(d)	8,514	8,746
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.65%, 7.379% 5/1/2035 (c)(d)	2,099	2,152
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.709% 3/1/2033 (c)(d)	4,393	4,509
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.89% 5/1/2036 (c)(d)	10,830	11,150
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.698%, 6.822% 7/1/2043 (c)(d)	16,708	17,347
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 7.109% 6/1/2042 (c)(d)	31,840	33,060
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.752% 3/1/2040 (c)(d)	117,077	121,334
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.947% 7/1/2035 (c)(d)	15,311	15,740
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.5% 8/1/2041 (c)(d)	3,913	4,063
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.772%, 6.555% 2/1/2037 (c)(d)	21,487	22,151
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.635% 1/1/2042 (c)(d)	122,091	127,082
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.622% 7/1/2041 (c)(d)	7,799	8,100
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.807%, 7.12% 12/1/2040 (c)(d)	52,799	54,961
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (c)(d)	799	829
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (c)(d)	53,194	55,415
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (c)(d)	14,427	15,019
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.631% 7/1/2041 (c)(d)	17,399	18,088
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.726% 2/1/2035 (c)(d)	3,117	3,215
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.004% 10/1/2041 (c)(d)	4,584	4,720
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.753% 4/1/2036 (c)(d)	16,638	17,203
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 6.54% 8/1/2035 (c)(d)	9,619	9,858
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.954%, 7.704% 7/1/2037 (c)(d)	3,462	3,593
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.147%, 6.98% 7/1/2036 (c)(d)	1,641	1,668
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (c)(d)	9,834	10,060
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.913% 6/1/2036 (c)(d)	1,701	1,739
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.279%, 7.241% 10/1/2033 (c)(d)	13,717	14,003
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.296% 7/1/2034 (c)(d)	1,558	1,590
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,607,721	1,326,425
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,571,715	1,298,891
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,599,563	1,320,780
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	343,180	293,078
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	18,077	15,253
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	516,359	410,504
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	3,644,792	3,074,944
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	363,450	286,102
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,221	12,953
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	568,650	553,818
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,220	13,772
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	795,373	628,590
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	1,028,772	873,564
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	4,970,949	3,891,300
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	407,456	347,910
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	720,205	568,959
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	11,986,521	10,929,151
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	9,364,147	8,538,105
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	299,650	255,631
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	17,786	15,065
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	386,520	304,383
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	240,161	189,876
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,292,285	2,583,401
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	138,714	109,106
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	73,884	58,345
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,200,691	1,148,987
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	94,339	82,197
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	28,001	24,319
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	8,003	6,966
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	7,376	6,418
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	34,735	33,284
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	10,573	10,127
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,898,771	1,666,262
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	628,521	551,582
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	569,899	500,317
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,665,374	1,370,539
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,291,250	1,062,650
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	115,157	107,653
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	80,057	74,666
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	1,422,359	1,248,520
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	54,385	47,295
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	1,264,799	1,179,620
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	5,712	4,964
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	669,692	609,188
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	596,597	521,756
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	42,305	36,771
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	11,109	9,639
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	6,998	6,098
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	35,160	33,766
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	350,219	306,409
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	139,251	121,904
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	2,670,175	2,214,141
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	5,485,284	4,546,749
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	84,460	81,005
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	47,855	45,937
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2028	1,589	1,563
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	1,072,394	1,020,580
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	392,429	373,468
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	140,545	134,106
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2037	148,839	139,307
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	6,766	6,149
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	140,424	126,654
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	29,297	26,383
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,367	17,551
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	16,583	14,933
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,254	13,769
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,417	12,996
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,504	11,239
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,498	9,440
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,952	7,219
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	6,984	6,348
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	13,406	12,162
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	61,371	52,560
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	3,248,642	2,955,319
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	12,560	11,312
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	54,955	48,259
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	9,443,053	8,122,705
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	102,214	95,860
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	17,063	16,002
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	51,057	46,479
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	69,867	63,077
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	10,360	9,335
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,799	7,954
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	6,279	5,637
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,128,223	4,407,978
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	2,195,247	1,891,047
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	136,522	132,284
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	219,787	209,168
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	156,329	149,167
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	62,520	59,558
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	37,832	34,199
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	16,229	14,631
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,319	8,402
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,624	6,877
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,608	6,852
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,142	6,442
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,685	6,002
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,500	5,866
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,383	5,711
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	955,383	822,993
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	41,648	35,786
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	141,456	131,955
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	79,792	74,433
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	101,708	91,534
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	78,026	70,253
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	58,451	52,711
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	46,597	41,992
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	37,387	33,662
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	22,851	20,632
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	19,397	17,461
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	17,653	15,849
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	11,087	10,032
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,284	8,375
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,201	8,225
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	6,399	5,745
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	632,624	547,827
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	3,653,166	3,137,805
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,467,098	2,119,059
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	198,302	184,983
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	191,185	178,344
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	31,912	28,787
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	8,411	7,580
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,650	5,985
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	21,610	19,309
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	8,606	7,606
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	745,249	641,629
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	172,468	149,350
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	20,581	18,545
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	93,926	82,892
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	441,320	382,165
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	80,763	69,534
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	103,559	93,106
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	85,525	77,025
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	12,063	10,856
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	7,699	6,927
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	7,055	6,342
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,374	5,730
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	13,122	11,643
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	161,007	139,425
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	81,448	73,314
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2040	110,222	100,166
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	19,228	17,387
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	5,467	4,924
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	168,850	151,449
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	832,392	733,303
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	5,044,317	4,363,442
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,056,747	914,109
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	48,382	43,437
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	24,209	21,715
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	29,435	25,949
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	24,140	21,281
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	8,861	7,812
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	363,549	319,476
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	1,315,485	1,135,045
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	1,222,958	1,100,688
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	65,698	59,184
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	11,627	10,438
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	8,553	7,668
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	862,314	757,238
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	301,301	264,775
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	43,384	37,474
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	13,942	12,791
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	9,082	8,358
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	17,119	15,870
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	53,698	49,675
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	8,403	7,787
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	441,524	400,321
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	137,691	122,948
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	133,963	123,977
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	44,348	41,027
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	30,566	28,487
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	11,869	10,981
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	7,133	6,606
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,375	3,141
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	57,412	52,162
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	14,263	13,179
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	8,358	7,717
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,834	7,220
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	8,609	7,868
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	987,553	880,889
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	81,343	72,634
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	10,330	9,575
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	3,753,339	3,465,923
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	144,764	131,254
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	66,531	60,322
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	119,788	108,160
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	98,902	88,313
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	25,931	23,894
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	5,544	5,129
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	3,302,159	2,952,720
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052 (i)	27,564,752	24,525,499
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	27,186	25,041
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	26,361	24,343
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	4,766,486	4,256,132
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	9,511	8,808
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	61,130	56,385
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	46,362	42,715
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	10,052	9,273
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	6,162	5,689
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	101,188	92,030
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	951,253	849,995
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	15,843	14,974
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	82,675	76,200
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	52,092	48,028
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,952	1,790
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	410,836	373,652
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	58,165	51,901
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	404,788	361,699
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	66,153	61,256
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	53,186	49,044
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	566,538	513,314
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,655	4,305
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	6,143	5,646
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	232,135	210,690
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	143,963	130,664
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	46,198	42,801
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	17,832	16,556
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	7,616	7,035
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	65,255	60,493
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	10,388	9,605
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	70,889	64,340
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	31,268	28,918
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	27,545	25,506
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	15,588	14,432
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	11,540	10,666
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	8,764	8,154
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,729	7,177
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	4,935	4,562
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	2,455	2,282
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	495,468	450,624
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	47,822	42,732
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	97,189	92,733
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,800	9,335
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,800	3,622
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,415	3,261
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	145,383	138,653
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	10,610	10,096
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	21,559	20,501
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	10,144	9,436
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	25,437	24,307
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	12,697	12,069
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	5,720	5,479
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,602	4,393
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	3,429	3,277
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	125,959	119,950
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	83,285	79,296
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	4,844	4,600
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	35,212	33,498
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	13,995	13,162
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	105,802	99,304
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	149,774	142,933
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	27,598	26,392
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	18,835	18,030
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	16,782	15,984
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,793	15,020
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,902	14,204
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,444	13,787
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,385	13,746
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	12,995	12,393
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	12,136	11,535
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,400	10,871
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,460	9,950
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,737	9,291
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,583	7,222
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,043	6,692
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,368	6,097
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,299	6,003
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,932	4,687
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,341	4,176
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,334	3,182
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,325	1,265
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	75,194	71,628
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	40,989	39,035
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	35,242	33,524
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	51,842	48,528
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	52,559	48,887
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	38,182	36,386
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,994	1,897
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,051	993
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	14,790	14,063
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	12,075	11,504
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	2,582	2,459
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	7,423	7,061
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	10,199	9,611
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	18,967	17,743
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	80,595	76,913
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	12,158	11,592
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	4,281	4,082
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	105,024	99,824
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,442	6,142
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,056	5,744
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	2,856	2,734
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	88,283	82,585
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	25,739	24,142
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	46,597	43,429
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	143,858	133,673
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	2,694	2,602
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	14,158	13,505
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	5,017	4,785
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,583	4,353
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,604	2,482
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	1,816	1,734
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	40,692	38,640
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	5,975	5,690
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	5,341	5,082
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	3,946	3,737
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	12,241	11,515
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	160,030	150,450
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	9,885	9,260
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	50,834	47,378
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	34,764	33,068
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	25,533	24,290
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	12,058	11,472
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,711	6,373
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	4,971	4,718
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,992	3,791
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	13,290	12,574
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	11,503	10,825
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	30,160	28,195
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	147,048	137,556
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	29,871	27,737
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	157,330	147,175
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	15,561	14,846
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	26,139	24,525
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	163,109	152,784
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	2,932	2,772
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	151,519	142,306
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	792,319	739,196
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	138,288	129,362
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	83,211	77,840
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	9,258	8,755
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	2,386	2,255
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	26,873	25,156
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	25,004	23,405
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	16,273	15,233
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	366,717	342,129
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	87,887	83,834
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	16,201	15,424
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	4,472	4,259
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	2,572	2,450
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	5,343	5,083
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,752	2,610
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,387	1,328
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	651	620
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	176,926	166,059
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	4,667	4,506
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	1,682	1,646
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	40,662	38,957
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	5,654	5,417
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	4,831	4,623
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	2,730	2,684
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	2,923	2,875
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	118,810	115,202
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	17,210	16,499
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2025	988	985
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	4,268	4,195
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	1,436	1,413
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	12,045	11,843
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	316,678	311,242
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	9,653	9,459
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	15,463	14,993
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	2,547	2,470
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	29,149	28,637
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	5,197	4,991
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	5,714	5,660
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	1,862	1,845
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	23,935	23,561
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,704	4,628
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,647	4,565
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	1,208	1,186
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	26,257	25,769
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,239	2,167
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	16,933	16,276
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	76,083	73,036
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	27,305	26,527
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	167,959	165,137
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	26,206	25,108
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	20,697	19,829
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	12,924	12,366
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	41,023	40,200
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	9,413	9,318
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	2,355	2,288
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	15,493	14,998
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	139,510	137,202
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	10,720	10,341
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	12,109	11,628
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	2,982	2,864
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	23,735	22,740
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	4,636	4,440
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	167,197	165,489
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	48,875	48,389
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	28,664	28,386
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	770	758
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	9,733	9,456
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	4,479	4,351
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	8,919	8,634
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	16,440	15,787
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	12,284	11,785
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	9,346	8,975
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	3,975	3,817
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	3,333	3,201
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	16,301	15,612
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	12,814	12,305
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	21,898	21,459
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	44,466	43,992
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	40,504	39,350
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	190,750	183,169
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	6,410	6,155
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	3,418	3,277
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	2,402	2,310
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	327	326
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	454	450
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	261	259
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	31,931	31,435
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	5,047	4,970
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	6,309	6,107
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	153,283	147,144
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	27,121	26,009
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,552	7,483
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,151	3,121
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,907	2,880
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,229	2,208
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,077	2,056
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,305	1,293
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	523	518
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	485	480
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	359	356
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	1,080	1,072
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	57,859	56,771
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,313	7,244
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,407	3,375
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,268	3,237
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,682	2,657
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,494	1,480
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,169	1,157
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	16,089	15,912
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	8,256	8,173
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	67,610	66,467
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	8,744	8,591
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	29,065	27,874
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	6,093	5,842
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	460	462
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	32,530	32,694
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	5,116,540	5,012,008
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	46,700	46,953
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,353,218	5,258,907
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,125,653	2,082,226
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,321,029	1,293,628
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,412,314	1,383,019
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	150,178	150,993
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	25,415	25,558
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	219,478	217,103
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	1,519	1,526
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	3,045	3,043
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	2,722,670	2,677,255
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	125,755	126,433
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	54,076	54,367
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	3,719	3,738
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	984,492	968,071
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	7,857	7,898
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	53,191	53,493
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	589	592
Fannie Mae Mortgage pass-thru certificates 5.297% 8/1/2041 (c)	40,207	40,344
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	864,380	858,150
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2025	6	6
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.155% 10/1/2033 (c)(d)	12,446	12,617
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.38% 1/1/2035 (c)(d)	362	368
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.316% 2/1/2033 (c)(d)	10,445	10,585
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.369% 12/1/2034 (c)(d)	13,029	13,241
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.41% 3/1/2035 (c)(d)	10,973	11,158
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.184% 9/1/2033 (c)(d)	19,141	19,432
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.195% 10/1/2033 (c)(d)	5,745	5,833
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.369% 7/1/2035 (c)(d)	6,681	6,803
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (c)(d)	317	326
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	85,686	88,941
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	174,159	181,691
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	652	681
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	138	144
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	13,128	13,755
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	12,249	12,851
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	9,469	9,849
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	4,796	4,991
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	771	806
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	12,123	12,685
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	110,199	114,658
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	22,213	23,090
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	4,046	4,215
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,627	1,692
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	308	323
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,124,104	1,142,706
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	4,745	4,976
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	6,364	6,603
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	6,159	6,391
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	6,854	7,119
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	4,400	4,617
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	403	423
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	574,604	581,570
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	221,101	229,956
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	292	305
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	750	784
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	15,293	16,034
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	2,918,373	2,983,165
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,523	2,624
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	354,049	368,478
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	7,586	7,923
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	6,175,999	6,304,913
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	4,507,842	4,596,301
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,915,648	1,938,872
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,102	2,194
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	963	1,004
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	708	738
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	2,061	2,163
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	28,055	29,427
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	2,235,515	2,282,178
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	146,594	152,331
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,262	1,314
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	594	619
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	345	360
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	301	314
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	34,266	35,569
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	677	692
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	6,968	7,269
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	1,110	1,163
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	260,133	265,238
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	8,290	8,615
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	84,120	87,632
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	925,059	950,736
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	619,527	636,868
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	23,430	24,346
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	4,656	4,836
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	9,694	10,115
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	509	537
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	71,256	74,199
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	56,015	58,304
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	13,339	13,895
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	4,007,749	4,155,625
Fannie Mae Mortgage pass-thru certificates 6.763% 2/1/2039 (c)	14,824	15,311
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	105	106
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	6	6
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	14	15
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	175	182
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	1	0
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	83	83
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	11	11
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	64	66
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	22	23
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	17	18
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	40	42
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	3	3
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	9	9
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	12	12
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	18	19
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	11	11
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	136	142
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	59	59
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	184	192
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	62	65
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	36	37
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	26	27
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	145	152
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	74	77
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	96	100
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	841	884
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	38	38
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	73	77
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	3	3
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	3	3
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	524	547
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	1,225	1,278
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	80	84
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	229	239
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	150	157
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	688	727
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	322	335
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	145	151
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	139	147
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	15	15
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	239	249
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	109	113
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	108	114
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	100	105
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	2	1
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	149	150
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	101	105
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	77	80
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	26	27
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,393	1,471
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	2	1
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	148	149
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	1	0
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	18	19
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	71	75
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	42	43
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	198	206
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	328	343
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	34	35
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	28	29
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	90	91
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,712	1,758
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	98	100
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	48	49
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	234	245
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	1	0
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	44	45
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	30	31
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	5	6
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	30	31
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	78	82
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	58	60
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	128	135
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	38	38
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	102	106
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2026	39	39
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	134	136
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	42	43
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	29	30
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	106	108
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	34	34
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	46	46
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	64	66
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	19	20
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	1,290	1,322
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	92	95
Freddie Mac Gold Pool 1.5% 12/1/2040	956,065	789,414
Freddie Mac Gold Pool 2% 10/1/2041	18,423	15,546
Freddie Mac Gold Pool 2% 11/1/2041	739,677	623,826
Freddie Mac Gold Pool 2% 11/1/2050	6,563,475	5,142,045
Freddie Mac Gold Pool 2% 2/1/2051	5,916,575	4,698,106
Freddie Mac Gold Pool 2% 3/1/2041	970,027	828,479
Freddie Mac Gold Pool 2% 3/1/2051	1,956,506	1,531,569
Freddie Mac Gold Pool 2% 4/1/2041	17,105	14,504
Freddie Mac Gold Pool 2% 4/1/2052	3,239,530	2,546,055
Freddie Mac Gold Pool 2% 5/1/2051	152,951	120,830
Freddie Mac Gold Pool 2% 6/1/2050	9,796,438	7,693,224
Freddie Mac Gold Pool 2% 6/1/2050	1,250,621	988,767
Freddie Mac Gold Pool 2% 7/1/2041	17,656	14,928
Freddie Mac Gold Pool 2% 7/1/2051	91,857	72,538
Freddie Mac Gold Pool 2.5% 1/1/2052	2,258,969	1,857,633
Freddie Mac Gold Pool 2.5% 10/1/2031	46,899	45,031
Freddie Mac Gold Pool 2.5% 11/1/2031	1,006,803	963,843
Freddie Mac Gold Pool 2.5% 11/1/2032	10,173	9,703
Freddie Mac Gold Pool 2.5% 11/1/2041	11,016,687	9,676,857
Freddie Mac Gold Pool 2.5% 11/1/2050	1,415,603	1,173,392
Freddie Mac Gold Pool 2.5% 12/1/2051	1,097,596	903,279
Freddie Mac Gold Pool 2.5% 2/1/2042	2,098,211	1,841,857
Freddie Mac Gold Pool 2.5% 2/1/2051	1,642,266	1,364,353
Freddie Mac Gold Pool 2.5% 3/1/2033	68,196	64,985
Freddie Mac Gold Pool 2.5% 4/1/2033	29,578	28,145
Freddie Mac Gold Pool 2.5% 5/1/2033	7,899	7,515
Freddie Mac Gold Pool 2.5% 5/1/2041	4,491,610	3,969,426
Freddie Mac Gold Pool 2.5% 6/1/2031	30,642	29,463
Freddie Mac Gold Pool 2.5% 6/1/2031	27,747	26,642
Freddie Mac Gold Pool 2.5% 7/1/2031	48,102	46,208
Freddie Mac Gold Pool 2.5% 7/1/2050	1,450,352	1,202,196
Freddie Mac Gold Pool 2.5% 7/1/2050	172,864	143,827
Freddie Mac Gold Pool 2.5% 7/1/2051	1,839,889	1,521,633
Freddie Mac Gold Pool 2.5% 8/1/2031	81,174	77,905
Freddie Mac Gold Pool 2.5% 8/1/2032	7,134	6,813
Freddie Mac Gold Pool 3% 1/1/2043	11,829	10,582
Freddie Mac Gold Pool 3% 1/1/2043	10,145	9,156
Freddie Mac Gold Pool 3% 1/1/2052	58,655	50,234
Freddie Mac Gold Pool 3% 10/1/2042	4,897	4,401
Freddie Mac Gold Pool 3% 11/1/2051	692,441	594,973
Freddie Mac Gold Pool 3% 12/1/2032	7,806	7,543
Freddie Mac Gold Pool 3% 12/1/2042	181,127	163,654
Freddie Mac Gold Pool 3% 12/1/2042	16,080	14,526
Freddie Mac Gold Pool 3% 12/1/2042	5,826	5,270
Freddie Mac Gold Pool 3% 12/1/2046	380,679	334,730
Freddie Mac Gold Pool 3% 12/1/2050	35,851	31,113
Freddie Mac Gold Pool 3% 12/1/2051	431,901	370,567
Freddie Mac Gold Pool 3% 2/1/2037	52,446	48,983
Freddie Mac Gold Pool 3% 2/1/2043	12,498	11,343
Freddie Mac Gold Pool 3% 2/1/2043	8,775	7,911
Freddie Mac Gold Pool 3% 2/1/2043	5,847	5,283
Freddie Mac Gold Pool 3% 2/1/2050	959,256	830,676
Freddie Mac Gold Pool 3% 3/1/2043	7,708	6,959
Freddie Mac Gold Pool 3% 3/1/2048	6,358	5,533
Freddie Mac Gold Pool 3% 3/1/2052	1,877,789	1,612,591
Freddie Mac Gold Pool 3% 4/1/2034	71,639	68,614
Freddie Mac Gold Pool 3% 4/1/2046	18,795	16,580
Freddie Mac Gold Pool 3% 4/1/2046	15,630	13,787
Freddie Mac Gold Pool 3% 4/1/2050	327,593	283,682
Freddie Mac Gold Pool 3% 5/1/2045	8,132	7,215
Freddie Mac Gold Pool 3% 5/1/2046	290,306	256,082
Freddie Mac Gold Pool 3% 5/1/2046	45,177	39,851
Freddie Mac Gold Pool 3% 6/1/2031	26,377	25,619
Freddie Mac Gold Pool 3% 6/1/2031	9,597	9,321
Freddie Mac Gold Pool 3% 6/1/2031	5,612	5,444
Freddie Mac Gold Pool 3% 6/1/2031	3,816	3,712
Freddie Mac Gold Pool 3% 6/1/2046	286,180	252,442
Freddie Mac Gold Pool 3% 6/1/2050	157,320	136,528
Freddie Mac Gold Pool 3% 7/1/2032	7,065	6,839
Freddie Mac Gold Pool 3% 7/1/2045	18,524	16,375
Freddie Mac Gold Pool 3% 7/1/2045	7,435	6,614
Freddie Mac Gold Pool 3% 8/1/2032	8,078	7,822
Freddie Mac Gold Pool 3% 8/1/2032	5,522	5,344
Freddie Mac Gold Pool 3% 8/1/2045	5,018	4,436
Freddie Mac Gold Pool 3% 9/1/2051	731,747	628,747
Freddie Mac Gold Pool 3.5% 1/1/2046	35,477	32,242
Freddie Mac Gold Pool 3.5% 1/1/2046	11,924	10,870
Freddie Mac Gold Pool 3.5% 10/1/2040	13,435	12,302
Freddie Mac Gold Pool 3.5% 10/1/2042	8,261	7,654
Freddie Mac Gold Pool 3.5% 11/1/2040	28,091	25,705
Freddie Mac Gold Pool 3.5% 11/1/2045	4,854	4,425
Freddie Mac Gold Pool 3.5% 11/1/2047	53,473	48,664
Freddie Mac Gold Pool 3.5% 11/1/2047	17,596	15,926
Freddie Mac Gold Pool 3.5% 12/1/2033	46,261	44,982
Freddie Mac Gold Pool 3.5% 12/1/2040	27,355	25,031
Freddie Mac Gold Pool 3.5% 12/1/2046	65,976	59,898
Freddie Mac Gold Pool 3.5% 12/1/2047	74,763	67,572
Freddie Mac Gold Pool 3.5% 2/1/2034	494,846	481,335
Freddie Mac Gold Pool 3.5% 2/1/2043	37,245	34,584
Freddie Mac Gold Pool 3.5% 2/1/2043	15,172	14,177
Freddie Mac Gold Pool 3.5% 2/1/2045	4,443	4,099
Freddie Mac Gold Pool 3.5% 2/1/2048	227,949	206,023
Freddie Mac Gold Pool 3.5% 2/1/2048	40,349	36,468
Freddie Mac Gold Pool 3.5% 3/1/2032	299,547	292,605
Freddie Mac Gold Pool 3.5% 3/1/2045	99,640	91,332
Freddie Mac Gold Pool 3.5% 3/1/2045	25,255	23,190
Freddie Mac Gold Pool 3.5% 3/1/2045	19,002	17,456
Freddie Mac Gold Pool 3.5% 3/1/2045	8,251	7,599
Freddie Mac Gold Pool 3.5% 3/1/2046	365,412	333,690
Freddie Mac Gold Pool 3.5% 3/1/2048	90,177	81,503
Freddie Mac Gold Pool 3.5% 4/1/2040	33,309	31,081
Freddie Mac Gold Pool 3.5% 4/1/2042	327,766	305,092
Freddie Mac Gold Pool 3.5% 4/1/2043	45,625	42,190
Freddie Mac Gold Pool 3.5% 4/1/2043	19,864	18,393
Freddie Mac Gold Pool 3.5% 4/1/2046	83,174	75,590
Freddie Mac Gold Pool 3.5% 4/1/2046	70,139	63,875
Freddie Mac Gold Pool 3.5% 4/1/2046	7,665	6,981
Freddie Mac Gold Pool 3.5% 5/1/2034	54,605	52,948
Freddie Mac Gold Pool 3.5% 5/1/2040	68,659	64,122
Freddie Mac Gold Pool 3.5% 5/1/2040	11,404	10,638
Freddie Mac Gold Pool 3.5% 5/1/2045	162,953	149,128
Freddie Mac Gold Pool 3.5% 5/1/2045	11,106	10,163
Freddie Mac Gold Pool 3.5% 5/1/2045	6,786	6,186
Freddie Mac Gold Pool 3.5% 5/1/2045	3,074	2,803
Freddie Mac Gold Pool 3.5% 5/1/2046	716,657	654,442
Freddie Mac Gold Pool 3.5% 6/1/2032	212,932	207,862
Freddie Mac Gold Pool 3.5% 6/1/2040	59,612	54,586
Freddie Mac Gold Pool 3.5% 6/1/2045	345,643	315,096
Freddie Mac Gold Pool 3.5% 6/1/2045	196,290	178,574
Freddie Mac Gold Pool 3.5% 6/1/2045	31,414	28,874
Freddie Mac Gold Pool 3.5% 6/1/2045	19,088	17,431
Freddie Mac Gold Pool 3.5% 7/1/2032	864,141	843,581
Freddie Mac Gold Pool 3.5% 7/1/2040	8,575	7,852
Freddie Mac Gold Pool 3.5% 7/1/2042	997,503	923,841
Freddie Mac Gold Pool 3.5% 7/1/2046	9,146	8,312
Freddie Mac Gold Pool 3.5% 7/1/2051	2,333,663	2,083,795
Freddie Mac Gold Pool 3.5% 8/1/2034	91,295	88,480
Freddie Mac Gold Pool 3.5% 8/1/2040	38,963	35,678
Freddie Mac Gold Pool 3.5% 9/1/2040	29,352	26,703
Freddie Mac Gold Pool 3.5% 9/1/2042	1,263,458	1,168,576
Freddie Mac Gold Pool 3.5% 9/1/2046	875,106	797,768
Freddie Mac Gold Pool 3.5% 9/1/2046	93,908	85,257
Freddie Mac Gold Pool 4% 1/1/2036	157,474	152,711
Freddie Mac Gold Pool 4% 1/1/2039	16,932	16,171
Freddie Mac Gold Pool 4% 1/1/2041	12,021	11,487
Freddie Mac Gold Pool 4% 1/1/2041	6,030	5,784
Freddie Mac Gold Pool 4% 1/1/2043	3,504	3,319
Freddie Mac Gold Pool 4% 1/1/2044	8,776	8,288
Freddie Mac Gold Pool 4% 10/1/2041	94,733	90,273
Freddie Mac Gold Pool 4% 10/1/2041	11,349	10,823
Freddie Mac Gold Pool 4% 10/1/2041	8,815	8,411
Freddie Mac Gold Pool 4% 10/1/2042	4,537	4,313
Freddie Mac Gold Pool 4% 10/1/2042	2,699	2,594
Freddie Mac Gold Pool 4% 10/1/2042	1,840	1,743
Freddie Mac Gold Pool 4% 10/1/2043	23,188	21,955
Freddie Mac Gold Pool 4% 10/1/2043	10,542	9,957
Freddie Mac Gold Pool 4% 10/1/2044	15,316	14,435
Freddie Mac Gold Pool 4% 10/1/2045	5,822	5,457
Freddie Mac Gold Pool 4% 11/1/2041	16,072	15,297
Freddie Mac Gold Pool 4% 11/1/2041	3,806	3,646
Freddie Mac Gold Pool 4% 11/1/2042	198,766	189,593
Freddie Mac Gold Pool 4% 11/1/2042	176,840	168,381
Freddie Mac Gold Pool 4% 11/1/2042	19,436	18,478
Freddie Mac Gold Pool 4% 11/1/2042	16,671	15,815
Freddie Mac Gold Pool 4% 11/1/2042	10,465	9,947
Freddie Mac Gold Pool 4% 11/1/2042	6,890	6,529
Freddie Mac Gold Pool 4% 11/1/2042	709	688
Freddie Mac Gold Pool 4% 11/1/2047	117,633	109,889
Freddie Mac Gold Pool 4% 12/1/2040	2,944	2,821
Freddie Mac Gold Pool 4% 12/1/2042	8,807	8,355
Freddie Mac Gold Pool 4% 12/1/2042	4,780	4,562
Freddie Mac Gold Pool 4% 12/1/2047	192,935	180,234
Freddie Mac Gold Pool 4% 2/1/2041	31,314	29,933
Freddie Mac Gold Pool 4% 2/1/2041	1,769	1,686
Freddie Mac Gold Pool 4% 2/1/2042	43,268	41,154
Freddie Mac Gold Pool 4% 2/1/2042	6,642	6,339
Freddie Mac Gold Pool 4% 2/1/2043	15,673	14,861
Freddie Mac Gold Pool 4% 2/1/2043	11,932	11,305
Freddie Mac Gold Pool 4% 2/1/2043	10,020	9,495
Freddie Mac Gold Pool 4% 2/1/2043	5,136	4,861
Freddie Mac Gold Pool 4% 2/1/2044	9,341	8,840
Freddie Mac Gold Pool 4% 2/1/2044	5,617	5,299
Freddie Mac Gold Pool 4% 2/1/2045	133,152	125,880
Freddie Mac Gold Pool 4% 2/1/2046	48,821	46,147
Freddie Mac Gold Pool 4% 2/1/2048	126,918	118,443
Freddie Mac Gold Pool 4% 2/1/2048	10,970	10,268
Freddie Mac Gold Pool 4% 2/1/2050	29,146	27,028
Freddie Mac Gold Pool 4% 3/1/2042	8,100	7,729
Freddie Mac Gold Pool 4% 3/1/2042	7,907	7,519
Freddie Mac Gold Pool 4% 3/1/2043	6,222	5,928
Freddie Mac Gold Pool 4% 3/1/2043	3,155	2,987
Freddie Mac Gold Pool 4% 3/1/2044	12,495	11,802
Freddie Mac Gold Pool 4% 4/1/2042	107,565	102,290
Freddie Mac Gold Pool 4% 4/1/2042	83,184	79,233
Freddie Mac Gold Pool 4% 4/1/2042	3,605	3,419
Freddie Mac Gold Pool 4% 4/1/2042	3,326	3,185
Freddie Mac Gold Pool 4% 4/1/2042	2,875	2,730
Freddie Mac Gold Pool 4% 4/1/2042	2,637	2,523
Freddie Mac Gold Pool 4% 4/1/2043	159,986	152,048
Freddie Mac Gold Pool 4% 4/1/2043	8,343	7,926
Freddie Mac Gold Pool 4% 4/1/2046	46,290	43,416
Freddie Mac Gold Pool 4% 4/1/2048	43,338	40,444
Freddie Mac Gold Pool 4% 4/1/2048	36,235	33,781
Freddie Mac Gold Pool 4% 4/1/2048	19,560	18,236
Freddie Mac Gold Pool 4% 4/1/2048	7,833	7,303
Freddie Mac Gold Pool 4% 4/1/2048	2,140	1,995
Freddie Mac Gold Pool 4% 5/1/2038	215,375	206,371
Freddie Mac Gold Pool 4% 5/1/2042	13,901	13,267
Freddie Mac Gold Pool 4% 5/1/2043	10,185	9,643
Freddie Mac Gold Pool 4% 5/1/2043	3,825	3,618
Freddie Mac Gold Pool 4% 5/1/2045	64,697	61,696
Freddie Mac Gold Pool 4% 5/1/2045	16,193	15,232
Freddie Mac Gold Pool 4% 5/1/2048	265,338	248,202
Freddie Mac Gold Pool 4% 6/1/2038	8,622	8,262
Freddie Mac Gold Pool 4% 6/1/2038	6,395	6,128
Freddie Mac Gold Pool 4% 6/1/2041	4,063	3,868
Freddie Mac Gold Pool 4% 6/1/2043	9,423	8,988
Freddie Mac Gold Pool 4% 6/1/2045	10,719	10,094
Freddie Mac Gold Pool 4% 6/1/2047	741,237	694,293
Freddie Mac Gold Pool 4% 6/1/2047	52,514	49,286
Freddie Mac Gold Pool 4% 7/1/2042	166,887	158,453
Freddie Mac Gold Pool 4% 7/1/2043	21,399	20,259
Freddie Mac Gold Pool 4% 7/1/2043	19,371	18,393
Freddie Mac Gold Pool 4% 7/1/2043	9,205	8,738
Freddie Mac Gold Pool 4% 7/1/2043	8,657	8,184
Freddie Mac Gold Pool 4% 7/1/2043	6,944	6,567
Freddie Mac Gold Pool 4% 7/1/2043	5,274	4,985
Freddie Mac Gold Pool 4% 7/1/2043	2,307	2,181
Freddie Mac Gold Pool 4% 7/1/2044	13,074	12,479
Freddie Mac Gold Pool 4% 7/1/2045	34,218	32,222
Freddie Mac Gold Pool 4% 8/1/2038	48,755	46,716
Freddie Mac Gold Pool 4% 8/1/2038	34,651	33,203
Freddie Mac Gold Pool 4% 8/1/2043	10,200	9,654
Freddie Mac Gold Pool 4% 8/1/2043	7,995	7,620
Freddie Mac Gold Pool 4% 8/1/2043	6,894	6,570
Freddie Mac Gold Pool 4% 8/1/2044	2,508	2,384
Freddie Mac Gold Pool 4% 9/1/2041	11,671	11,133
Freddie Mac Gold Pool 4% 9/1/2041	4,263	4,066
Freddie Mac Gold Pool 4% 9/1/2041	3,875	3,688
Freddie Mac Gold Pool 4% 9/1/2042	68,190	64,863
Freddie Mac Gold Pool 4% 9/1/2042	12,278	11,737
Freddie Mac Gold Pool 4% 9/1/2043	16,263	15,418
Freddie Mac Gold Pool 4% 9/1/2043	14,572	13,806
Freddie Mac Gold Pool 4% 9/1/2043	14,117	13,390
Freddie Mac Gold Pool 4% 9/1/2043	12,238	11,578
Freddie Mac Gold Pool 4% 9/1/2043	11,928	11,274
Freddie Mac Gold Pool 4% 9/1/2043	8,369	7,933
Freddie Mac Gold Pool 4% 9/1/2043	5,037	4,757
Freddie Mac Gold Pool 4% 9/1/2043	2,232	2,125
Freddie Mac Gold Pool 4% 9/1/2044	10,771	10,182
Freddie Mac Gold Pool 4.5% 1/1/2040	4,064	4,006
Freddie Mac Gold Pool 4.5% 1/1/2041	4,167	4,104
Freddie Mac Gold Pool 4.5% 1/1/2041	2,452	2,418
Freddie Mac Gold Pool 4.5% 1/1/2042	119,559	117,680
Freddie Mac Gold Pool 4.5% 1/1/2045	4,226	4,096
Freddie Mac Gold Pool 4.5% 1/1/2047	8,424	8,108
Freddie Mac Gold Pool 4.5% 10/1/2039	23,753	23,410
Freddie Mac Gold Pool 4.5% 10/1/2039	5,443	5,362
Freddie Mac Gold Pool 4.5% 10/1/2039	2,232	2,200
Freddie Mac Gold Pool 4.5% 10/1/2040	11,037	10,864
Freddie Mac Gold Pool 4.5% 10/1/2040	6,726	6,610
Freddie Mac Gold Pool 4.5% 10/1/2041	29,180	28,667
Freddie Mac Gold Pool 4.5% 10/1/2043	6,154	6,017
Freddie Mac Gold Pool 4.5% 10/1/2048	156,815	151,220
Freddie Mac Gold Pool 4.5% 10/1/2048	23,011	22,046
Freddie Mac Gold Pool 4.5% 11/1/2031	1,054	1,047
Freddie Mac Gold Pool 4.5% 11/1/2040	2,677	2,635
Freddie Mac Gold Pool 4.5% 11/1/2044	32,193	31,256
Freddie Mac Gold Pool 4.5% 12/1/2040	4,015	3,946
Freddie Mac Gold Pool 4.5% 12/1/2040	3,463	3,403
Freddie Mac Gold Pool 4.5% 12/1/2044	7,328	7,115
Freddie Mac Gold Pool 4.5% 12/1/2045	21,758	21,451
Freddie Mac Gold Pool 4.5% 12/1/2046	11,417	10,988
Freddie Mac Gold Pool 4.5% 2/1/2037	320	316
Freddie Mac Gold Pool 4.5% 2/1/2041	17,665	17,395
Freddie Mac Gold Pool 4.5% 2/1/2041	4,608	4,535
Freddie Mac Gold Pool 4.5% 2/1/2041	4,569	4,489
Freddie Mac Gold Pool 4.5% 2/1/2041	4,560	4,478
Freddie Mac Gold Pool 4.5% 2/1/2041	4,294	4,227
Freddie Mac Gold Pool 4.5% 2/1/2041	3,355	3,305
Freddie Mac Gold Pool 4.5% 2/1/2041	2,819	2,778
Freddie Mac Gold Pool 4.5% 2/1/2041	1,954	1,920
Freddie Mac Gold Pool 4.5% 2/1/2044	2,997	2,935
Freddie Mac Gold Pool 4.5% 2/1/2047	41,174	39,589
Freddie Mac Gold Pool 4.5% 3/1/2041	45,151	44,437
Freddie Mac Gold Pool 4.5% 3/1/2041	19,019	18,723
Freddie Mac Gold Pool 4.5% 3/1/2041	5,177	5,097
Freddie Mac Gold Pool 4.5% 3/1/2041	4,408	4,339
Freddie Mac Gold Pool 4.5% 3/1/2041	3,131	3,080
Freddie Mac Gold Pool 4.5% 3/1/2041	1,052	1,036
Freddie Mac Gold Pool 4.5% 3/1/2044	2,805	2,729
Freddie Mac Gold Pool 4.5% 4/1/2041	57,876	56,951
Freddie Mac Gold Pool 4.5% 4/1/2041	6,187	6,074
Freddie Mac Gold Pool 4.5% 4/1/2041	6,072	5,968
Freddie Mac Gold Pool 4.5% 5/1/2035	1,920	1,901
Freddie Mac Gold Pool 4.5% 5/1/2039	15,536	15,325
Freddie Mac Gold Pool 4.5% 5/1/2040	702	692
Freddie Mac Gold Pool 4.5% 5/1/2041	6,589	6,475
Freddie Mac Gold Pool 4.5% 5/1/2041	6,448	6,331
Freddie Mac Gold Pool 4.5% 5/1/2045	36,380	35,263
Freddie Mac Gold Pool 4.5% 5/1/2047	103,964	99,963
Freddie Mac Gold Pool 4.5% 5/1/2047	77,624	74,636
Freddie Mac Gold Pool 4.5% 5/1/2047	33,628	32,334
Freddie Mac Gold Pool 4.5% 6/1/2025	5	5
Freddie Mac Gold Pool 4.5% 6/1/2038	2,397	2,373
Freddie Mac Gold Pool 4.5% 6/1/2040	1,472	1,450
Freddie Mac Gold Pool 4.5% 6/1/2041	6,930	6,828
Freddie Mac Gold Pool 4.5% 6/1/2041	5,026	4,937
Freddie Mac Gold Pool 4.5% 6/1/2041	4,310	4,247
Freddie Mac Gold Pool 4.5% 6/1/2041	2,297	2,258
Freddie Mac Gold Pool 4.5% 6/1/2041	2,060	2,034
Freddie Mac Gold Pool 4.5% 6/1/2047	148,689	142,966
Freddie Mac Gold Pool 4.5% 6/1/2047	41,494	39,961
Freddie Mac Gold Pool 4.5% 7/1/2025	82	81
Freddie Mac Gold Pool 4.5% 7/1/2040	8,346	8,225
Freddie Mac Gold Pool 4.5% 7/1/2040	3,649	3,589
Freddie Mac Gold Pool 4.5% 7/1/2040	3,294	3,243
Freddie Mac Gold Pool 4.5% 7/1/2041	2,718	2,675
Freddie Mac Gold Pool 4.5% 7/1/2047	75,428	72,878
Freddie Mac Gold Pool 4.5% 7/1/2047	62,390	59,969
Freddie Mac Gold Pool 4.5% 7/1/2047	32,805	31,584
Freddie Mac Gold Pool 4.5% 8/1/2033	971	963
Freddie Mac Gold Pool 4.5% 8/1/2035	298	295
Freddie Mac Gold Pool 4.5% 8/1/2040	2,922	2,877
Freddie Mac Gold Pool 4.5% 8/1/2040	2,055	2,022
Freddie Mac Gold Pool 4.5% 8/1/2041	20,847	20,513
Freddie Mac Gold Pool 4.5% 8/1/2041	3,922	3,860
Freddie Mac Gold Pool 4.5% 8/1/2041	2,920	2,868
Freddie Mac Gold Pool 4.5% 8/1/2041	2,199	2,166
Freddie Mac Gold Pool 4.5% 9/1/2039	13,233	13,071
Freddie Mac Gold Pool 4.5% 9/1/2040	5,537	5,452
Freddie Mac Gold Pool 4.5% 9/1/2041	51,182	50,427
Freddie Mac Gold Pool 4.5% 9/1/2041	29,008	28,549
Freddie Mac Gold Pool 4.5% 9/1/2041	21,777	21,425
Freddie Mac Gold Pool 5% 1/1/2035	22,525	22,678
Freddie Mac Gold Pool 5% 1/1/2037	1,018	1,025
Freddie Mac Gold Pool 5% 1/1/2040	9,496	9,558
Freddie Mac Gold Pool 5% 10/1/2033	2,540	2,557
Freddie Mac Gold Pool 5% 10/1/2033	1,796	1,808
Freddie Mac Gold Pool 5% 10/1/2052	4,325,747	4,237,371
Freddie Mac Gold Pool 5% 11/1/2035	1,441	1,452
Freddie Mac Gold Pool 5% 11/1/2040	1,561	1,571
Freddie Mac Gold Pool 5% 11/1/2052	3,244,042	3,186,889
Freddie Mac Gold Pool 5% 12/1/2033	1,917	1,930
Freddie Mac Gold Pool 5% 12/1/2033	985	991
Freddie Mac Gold Pool 5% 12/1/2033	369	372
Freddie Mac Gold Pool 5% 12/1/2035	4,007	4,036
Freddie Mac Gold Pool 5% 12/1/2052	7,656,816	7,497,993
Freddie Mac Gold Pool 5% 12/1/2052	1,169,044	1,144,795
Freddie Mac Gold Pool 5% 12/1/2052	1,088,621	1,066,040
Freddie Mac Gold Pool 5% 2/1/2035	2,338	2,352
Freddie Mac Gold Pool 5% 2/1/2040	2,058	2,071
Freddie Mac Gold Pool 5% 3/1/2041	2,926	2,943
Freddie Mac Gold Pool 5% 4/1/2034	827	833
Freddie Mac Gold Pool 5% 4/1/2035	5,862	5,902
Freddie Mac Gold Pool 5% 4/1/2035	2,068	2,083
Freddie Mac Gold Pool 5% 4/1/2035	1,517	1,528
Freddie Mac Gold Pool 5% 4/1/2036	14,821	14,927
Freddie Mac Gold Pool 5% 4/1/2040	12,925	13,008
Freddie Mac Gold Pool 5% 5/1/2034	1,001	1,007
Freddie Mac Gold Pool 5% 5/1/2034	799	804
Freddie Mac Gold Pool 5% 5/1/2034	502	505
Freddie Mac Gold Pool 5% 5/1/2035	5,726	5,767
Freddie Mac Gold Pool 5% 5/1/2035	203	205
Freddie Mac Gold Pool 5% 5/1/2040	2,092	2,106
Freddie Mac Gold Pool 5% 5/1/2052	398,575	391,927
Freddie Mac Gold Pool 5% 6/1/2035	1,072	1,079
Freddie Mac Gold Pool 5% 6/1/2035	477	480
Freddie Mac Gold Pool 5% 6/1/2040	8,270	8,323
Freddie Mac Gold Pool 5% 6/1/2040	6,604	6,647
Freddie Mac Gold Pool 5% 6/1/2041	207,916	209,242
Freddie Mac Gold Pool 5% 6/1/2041	3,709	3,726
Freddie Mac Gold Pool 5% 6/1/2052	1,240,381	1,219,691
Freddie Mac Gold Pool 5% 7/1/2035	37,382	37,643
Freddie Mac Gold Pool 5% 7/1/2035	5,205	5,242
Freddie Mac Gold Pool 5% 7/1/2040	1,542	1,553
Freddie Mac Gold Pool 5% 7/1/2041	3,772	3,794
Freddie Mac Gold Pool 5% 7/1/2041	3,073	3,087
Freddie Mac Gold Pool 5% 7/1/2041	1,682	1,692
Freddie Mac Gold Pool 5% 7/1/2041	1,151	1,159
Freddie Mac Gold Pool 5% 8/1/2033	679	684
Freddie Mac Gold Pool 5% 8/1/2033	205	206
Freddie Mac Gold Pool 5% 8/1/2034	9,069	9,131
Freddie Mac Gold Pool 5% 8/1/2035	746	751
Freddie Mac Gold Pool 5% 8/1/2036	235	237
Freddie Mac Gold Pool 5% 8/1/2040	7,145	7,192
Freddie Mac Gold Pool 5% 9/1/2033	2,179	2,194
Freddie Mac Gold Pool 5% 9/1/2035	4,763	4,798
Freddie Mac Gold Pool 5% 9/1/2035	244	245
Freddie Mac Gold Pool 5% 9/1/2035	26	26
Freddie Mac Gold Pool 5.5% 3/1/2053 (g)(h)	12,628,889	12,664,154
Freddie Mac Gold Pool 6% 1/1/2032	515	532
Freddie Mac Gold Pool 6% 1/1/2032	326	337
Freddie Mac Gold Pool 6% 10/1/2032	274	284
Freddie Mac Gold Pool 6% 11/1/2029	29	30
Freddie Mac Gold Pool 6% 11/1/2031	348	360
Freddie Mac Gold Pool 6% 11/1/2032	2,846	2,942
Freddie Mac Gold Pool 6% 11/1/2053	171,749	175,012
Freddie Mac Gold Pool 6% 12/1/2032	144	149
Freddie Mac Gold Pool 6% 12/1/2037	7,481	7,848
Freddie Mac Gold Pool 6% 12/1/2037	1,935	2,030
Freddie Mac Gold Pool 6% 12/1/2052	1,491,676	1,522,346
Freddie Mac Gold Pool 6% 2/1/2055	1,262,481	1,293,173
Freddie Mac Gold Pool 6% 4/1/2031	266	274
Freddie Mac Gold Pool 6% 4/1/2033	943	976
Freddie Mac Gold Pool 6% 5/1/2029	56	57
Freddie Mac Gold Pool 6% 5/1/2033	6,719	6,920
Freddie Mac Gold Pool 6% 6/1/2031	90	92
Freddie Mac Gold Pool 6% 7/1/2029	41	41
Freddie Mac Gold Pool 6% 7/1/2032	683	705
Freddie Mac Gold Pool 6% 7/1/2033	894	927
Freddie Mac Gold Pool 6% 7/1/2037	580	608
Freddie Mac Gold Pool 6% 7/1/2039	5,052,021	5,175,552
Freddie Mac Gold Pool 6% 8/1/2037	6,515	6,824
Freddie Mac Gold Pool 6% 9/1/2033	5,188	5,376
Freddie Mac Gold Pool 6.5% 1/1/2032	3,406	3,545
Freddie Mac Gold Pool 6.5% 10/1/2032	1,962	2,047
Freddie Mac Gold Pool 6.5% 10/1/2053	11,384,364	11,797,303
Freddie Mac Gold Pool 6.5% 10/1/2053	11,196,216	11,609,328
Freddie Mac Gold Pool 6.5% 3/1/2036	20,593	21,425
Freddie Mac Gold Pool 6.5% 4/1/2032	202	210
Freddie Mac Gold Pool 6.5% 7/1/2032	52	54
Freddie Mac Gold Pool 6.5% 8/1/2032	788	820
Freddie Mac Gold Pool 6.5% 8/1/2032	532	554
Freddie Mac Gold Pool 6.5% 8/1/2032	502	523
Freddie Mac Gold Pool 6.5% 9/1/2039	25,268	26,822
Freddie Mac Gold Pool 6.5% 9/1/2053	822,889	855,115
Freddie Mac Gold Pool 6.5% 9/1/2053	792,979	821,743
Freddie Mac Gold Pool 7% 1/1/2036	1,040	1,094
Freddie Mac Gold Pool 7% 11/1/2034	1,685	1,774
Freddie Mac Gold Pool 7% 11/1/2034	1,510	1,597
Freddie Mac Gold Pool 7% 12/1/2026	168	169
Freddie Mac Gold Pool 7% 4/1/2032	666	696
Freddie Mac Gold Pool 7% 4/1/2032	290	306
Freddie Mac Gold Pool 7% 7/1/2029	2,807	2,928
Freddie Mac Gold Pool 7% 8/1/2026	239	241
Freddie Mac Gold Pool 7% 9/1/2026	291	293
Freddie Mac Gold Pool 7% 9/1/2035	4,351	4,588
Freddie Mac Gold Pool 7.5% 1/1/2027	8	8
Freddie Mac Gold Pool 7.5% 11/1/2030	24	25
Freddie Mac Gold Pool 8% 2/1/2030	10	10
Freddie Mac Gold Pool 8% 7/1/2030	73	76
Freddie Mac Gold Pool 8% 8/1/2030	171	176
Freddie Mac Gold Pool 8.5% 5/1/2027	3	3
Freddie Mac Gold Pool 8.5% 8/1/2026	5	5
Freddie Mac Gold Pool 8.5% 8/1/2027	76	78
Freddie Mac Gold Pool 8.5% 8/1/2027	5	4
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.133% 1/1/2036 (c)(d)	5,188	5,268
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.381% 3/1/2036 (c)(d)	3,584	3,646
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (c)(d)	2,728	2,797
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.665% 7/1/2036 (c)(d)	17,528	17,992
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.61% 12/1/2040 (c)(d)	25,709	26,636
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.3% 9/1/2041 (c)(d)	163,566	169,436
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.567% 7/1/2041 (c)(d)	6,420	6,644
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (c)(d)	1,883	1,946
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 10/1/2041 (c)(d)	289,306	300,885
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (c)(d)	2,757	2,871
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (c)(d)	21,151	21,964
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.125% 5/1/2041 (c)(d)	39,319	40,928
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.308% 5/1/2041 (c)(d)	26,706	27,732
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.572% 6/1/2041 (c)(d)	38,112	39,574
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (c)(d)	10,872	11,283
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.927%, 7.283% 10/1/2042 (c)(d)	77,380	80,218
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.009% 4/1/2038 (c)(d)	1,531	1,595
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (c)(d)	1,104	1,127
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 7.905% 7/1/2036 (c)(d)	66,917	69,065
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (c)(d)	2,252	2,346
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.681% 6/1/2033 (c)(d)	19,958	20,218
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 6.48% 4/1/2034 (c)(d)	6,665	6,799
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 7.038% 6/1/2033 (c)(d)	4,997	5,071
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.219% 3/1/2035 (c)(d)	8,570	8,738
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 7.588% 7/1/2035 (c)(d)	114,877	117,542
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 6% 8/1/2037 (c)(d)	1,259	1,263
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 1/1/2037 (c)(d)	4,291	4,371
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (c)(d)	12,734	12,953
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.54% 7/1/2035 (c)(d)	3,093	3,147
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.995%, 6.662% 10/1/2035 (c)(d)	15,262	15,604
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.635% 5/1/2037 (c)(d)	3,013	3,096
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (c)(d)	6,366	6,543
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.281%, 7.906% 10/1/2035 (c)(d)	1,489	1,553
Freddie Mac Non Gold Pool 6% 6/1/2053	3,478,667	3,545,844
Freddie Mac Non Gold Pool 6% 6/1/2053	3,458,365	3,530,552
Freddie Mac Non Gold Pool 6% 6/1/2053	2,957,223	3,015,253
Freddie Mac Non Gold Pool 6% 7/1/2053	3,022,301	3,085,386
Freddie Mac Non Gold Pool 6% 7/1/2053	2,676,457	2,728,978
Freddie Mac Non Gold Pool 6% 9/1/2053	398,145	405,958
Ginnie Mae I Pool 2.5% 8/20/2051	16,735,359	13,906,425
Ginnie Mae I Pool 2.5% 8/20/2051	4,380,317	3,639,872
Ginnie Mae I Pool 2.5% 9/20/2051	5,175,285	4,300,459
Ginnie Mae I Pool 2.5% 9/20/2051	4,314,971	3,585,572
Ginnie Mae I Pool 3% 12/15/2042	42,455	38,103
Ginnie Mae I Pool 3% 12/20/2042	51,929	47,101
Ginnie Mae I Pool 3% 2/15/2045	24,629	21,904
Ginnie Mae I Pool 3% 2/15/2045	21,534	19,114
Ginnie Mae I Pool 3% 2/20/2050	172,586	150,328
Ginnie Mae I Pool 3% 3/15/2045	35,187	31,245
Ginnie Mae I Pool 3% 3/20/2043	34,470	31,270
Ginnie Mae I Pool 3% 3/20/2043	14,256	12,943
Ginnie Mae I Pool 3% 4/15/2043	5,591	4,999
Ginnie Mae I Pool 3% 4/15/2043	5,093	4,577
Ginnie Mae I Pool 3% 4/15/2045	14,190	12,595
Ginnie Mae I Pool 3% 5/15/2042	6,630	5,992
Ginnie Mae I Pool 3% 5/15/2043	3,451	3,104
Ginnie Mae I Pool 3% 6/15/2043	5,689	5,126
Ginnie Mae I Pool 3% 6/15/2043	5,422	4,844
Ginnie Mae I Pool 3% 6/15/2043	3,255	2,948
Ginnie Mae I Pool 3.5% 1/15/2042	18,267	16,901
Ginnie Mae I Pool 3.5% 1/15/2042	16,323	15,128
Ginnie Mae I Pool 3.5% 1/15/2043	20,309	18,812
Ginnie Mae I Pool 3.5% 11/15/2040	2,551	2,379
Ginnie Mae I Pool 3.5% 11/15/2042	47,434	43,963
Ginnie Mae I Pool 3.5% 12/15/2041	18,056	16,750
Ginnie Mae I Pool 3.5% 12/15/2041	16,225	15,033
Ginnie Mae I Pool 3.5% 12/15/2041	10,068	9,376
Ginnie Mae I Pool 3.5% 12/20/2049	19,868	17,719
Ginnie Mae I Pool 3.5% 12/20/2049	9,050	8,043
Ginnie Mae I Pool 3.5% 12/20/2049	7,021	6,279
Ginnie Mae I Pool 3.5% 12/20/2049	2,096	1,862
Ginnie Mae I Pool 3.5% 2/15/2042	19,688	18,302
Ginnie Mae I Pool 3.5% 2/15/2042	15,934	14,755
Ginnie Mae I Pool 3.5% 2/15/2042	14,341	13,276
Ginnie Mae I Pool 3.5% 2/15/2042	6,909	6,422
Ginnie Mae I Pool 3.5% 2/15/2043	90,139	83,743
Ginnie Mae I Pool 3.5% 2/15/2043	4,224	3,916
Ginnie Mae I Pool 3.5% 2/15/2044	13,420	12,341
Ginnie Mae I Pool 3.5% 2/20/2043	28,603	26,561
Ginnie Mae I Pool 3.5% 3/15/2042	4,405	4,098
Ginnie Mae I Pool 3.5% 3/15/2042	1,917	1,782
Ginnie Mae I Pool 3.5% 3/20/2043	12,957	12,028
Ginnie Mae I Pool 3.5% 4/15/2043	77,884	72,401
Ginnie Mae I Pool 3.5% 4/15/2043	14,343	13,237
Ginnie Mae I Pool 3.5% 5/15/2042	5,670	5,271
Ginnie Mae I Pool 3.5% 5/15/2043	3,396	3,163
Ginnie Mae I Pool 3.5% 5/20/2046	13,942	12,556
Ginnie Mae I Pool 3.5% 5/20/2046	8,075	7,272
Ginnie Mae I Pool 3.5% 5/20/2046	6,155	5,543
Ginnie Mae I Pool 3.5% 5/20/2046	6,009	5,412
Ginnie Mae I Pool 3.5% 5/20/2046	4,898	4,406
Ginnie Mae I Pool 3.5% 6/15/2043	5,132	4,731
Ginnie Mae I Pool 3.5% 6/15/2043	4,944	4,582
Ginnie Mae I Pool 3.5% 6/15/2043	2,684	2,509
Ginnie Mae I Pool 3.5% 6/20/2046	30,192	27,192
Ginnie Mae I Pool 3.5% 6/20/2046	9,298	8,374
Ginnie Mae I Pool 3.5% 6/20/2046	8,853	7,973
Ginnie Mae I Pool 3.5% 6/20/2046	8,820	7,943
Ginnie Mae I Pool 3.5% 6/20/2046	7,765	6,994
Ginnie Mae I Pool 3.5% 6/20/2046	4,725	4,255
Ginnie Mae I Pool 3.5% 7/15/2042	13,537	12,551
Ginnie Mae I Pool 3.5% 7/15/2042	4,645	4,308
Ginnie Mae I Pool 3.5% 7/15/2042	1,304	1,209
Ginnie Mae I Pool 3.5% 7/15/2043	2,738	2,530
Ginnie Mae I Pool 3.5% 7/20/2043	26,243	24,237
Ginnie Mae I Pool 3.5% 7/20/2046	268,365	241,778
Ginnie Mae I Pool 3.5% 8/15/2042	1,316	1,219
Ginnie Mae I Pool 3.5% 9/15/2042	3,867	3,576
Ginnie Mae I Pool 3.5% 9/15/2042	2,019	1,868
Ginnie Mae I Pool 4% 1/15/2041	17,782	17,056
Ginnie Mae I Pool 4% 1/15/2042	1,554	1,491
Ginnie Mae I Pool 4% 1/15/2047	13,125	12,159
Ginnie Mae I Pool 4% 1/15/2047	11,417	10,577
Ginnie Mae I Pool 4% 1/15/2047	8,444	7,822
Ginnie Mae I Pool 4% 1/15/2047	4,023	3,727
Ginnie Mae I Pool 4% 10/15/2040	18,915	18,156
Ginnie Mae I Pool 4% 10/15/2040	17,994	17,284
Ginnie Mae I Pool 4% 10/15/2040	16,797	16,123
Ginnie Mae I Pool 4% 10/15/2040	2,030	1,950
Ginnie Mae I Pool 4% 10/15/2041	36,119	34,568
Ginnie Mae I Pool 4% 10/15/2041	17,469	16,742
Ginnie Mae I Pool 4% 10/15/2041	12,347	11,840
Ginnie Mae I Pool 4% 10/15/2041	9,554	9,162
Ginnie Mae I Pool 4% 10/15/2041	6,416	6,139
Ginnie Mae I Pool 4% 10/15/2041	6,237	5,990
Ginnie Mae I Pool 4% 10/15/2041	4,701	4,494
Ginnie Mae I Pool 4% 10/15/2041	3,392	3,249
Ginnie Mae I Pool 4% 10/15/2041	830	796
Ginnie Mae I Pool 4% 10/20/2042	59,758	57,125
Ginnie Mae I Pool 4% 11/15/2040	4,676	4,485
Ginnie Mae I Pool 4% 11/15/2041	31,664	30,340
Ginnie Mae I Pool 4% 12/15/2039	9,630	9,253
Ginnie Mae I Pool 4% 12/15/2040	2,230	2,148
Ginnie Mae I Pool 4% 12/15/2041	14,384	13,794
Ginnie Mae I Pool 4% 12/15/2041	9,836	9,412
Ginnie Mae I Pool 4% 12/15/2041	5,910	5,659
Ginnie Mae I Pool 4% 12/15/2041	3,753	3,593
Ginnie Mae I Pool 4% 12/15/2041	662	634
Ginnie Mae I Pool 4% 12/15/2046	2,489	2,313
Ginnie Mae I Pool 4% 2/15/2040	14,312	13,742
Ginnie Mae I Pool 4% 2/15/2040	10,151	9,744
Ginnie Mae I Pool 4% 2/15/2040	9,551	9,187
Ginnie Mae I Pool 4% 2/15/2041	4,124	3,959
Ginnie Mae I Pool 4% 2/15/2041	2,845	2,723
Ginnie Mae I Pool 4% 2/15/2042	4,650	4,452
Ginnie Mae I Pool 4% 2/15/2045	15,198	14,455
Ginnie Mae I Pool 4% 3/15/2040	72,630	69,752
Ginnie Mae I Pool 4% 3/15/2041	35,909	34,481
Ginnie Mae I Pool 4% 3/15/2042	16,648	15,930
Ginnie Mae I Pool 4% 3/15/2042	3,117	2,978
Ginnie Mae I Pool 4% 3/20/2047	31,557	29,411
Ginnie Mae I Pool 4% 4/15/2043	14,721	14,052
Ginnie Mae I Pool 4% 4/15/2046	102,152	97,075
Ginnie Mae I Pool 4% 4/20/2048	14,309	13,264
Ginnie Mae I Pool 4% 4/20/2048	13,151	12,191
Ginnie Mae I Pool 4% 5/15/2045	14,206	13,489
Ginnie Mae I Pool 4% 5/20/2049	25,909	23,888
Ginnie Mae I Pool 4% 6/15/2041	3,292	3,155
Ginnie Mae I Pool 4% 6/15/2042	3,456	3,298
Ginnie Mae I Pool 4% 6/15/2045	3,795	3,612
Ginnie Mae I Pool 4% 7/15/2041	920	880
Ginnie Mae I Pool 4% 7/15/2045	10,350	9,653
Ginnie Mae I Pool 4% 7/15/2046	9,589	8,914
Ginnie Mae I Pool 4% 7/15/2046	6,144	5,711
Ginnie Mae I Pool 4% 8/15/2039	2,670	2,570
Ginnie Mae I Pool 4% 9/15/2039	2,817	2,717
Ginnie Mae I Pool 4% 9/15/2041	14,603	13,990
Ginnie Mae I Pool 4.5% 11/15/2039	10,811	10,605
Ginnie Mae I Pool 4.5% 11/15/2039	4,101	4,029
Ginnie Mae I Pool 4.5% 11/15/2039	3,322	3,272
Ginnie Mae I Pool 4.5% 11/15/2039	1,508	1,482
Ginnie Mae I Pool 4.5% 12/15/2039	3,148	3,100
Ginnie Mae I Pool 4.5% 2/15/2040	9,139	8,983
Ginnie Mae I Pool 4.5% 2/15/2040	8,543	8,372
Ginnie Mae I Pool 4.5% 2/15/2040	6,275	6,167
Ginnie Mae I Pool 4.5% 2/15/2040	6,267	6,165
Ginnie Mae I Pool 4.5% 2/15/2040	3,843	3,783
Ginnie Mae I Pool 4.5% 2/15/2040	2,981	2,929
Ginnie Mae I Pool 4.5% 2/15/2040	2,908	2,859
Ginnie Mae I Pool 4.5% 3/15/2040	21,860	21,491
Ginnie Mae I Pool 4.5% 3/15/2040	2,799	2,749
Ginnie Mae I Pool 4.5% 3/15/2041	50,397	49,445
Ginnie Mae I Pool 4.5% 3/15/2041	1,356	1,333
Ginnie Mae I Pool 4.5% 4/15/2040	9,188	9,036
Ginnie Mae I Pool 4.5% 5/15/2039	1,781	1,752
Ginnie Mae I Pool 4.5% 5/15/2040	11,474	11,278
Ginnie Mae I Pool 4.5% 5/15/2040	1,262	1,238
Ginnie Mae I Pool 4.5% 6/15/2039	6,015	5,923
Ginnie Mae I Pool 4.5% 6/15/2039	5,359	5,270
Ginnie Mae I Pool 4.5% 6/15/2040	41,691	40,880
Ginnie Mae I Pool 4.5% 6/15/2040	24,509	24,091
Ginnie Mae I Pool 4.5% 6/15/2040	12,026	11,816
Ginnie Mae I Pool 4.5% 6/15/2040	6,164	6,059
Ginnie Mae I Pool 4.5% 6/15/2040	5,996	5,895
Ginnie Mae I Pool 4.5% 6/15/2040	5,199	5,109
Ginnie Mae I Pool 4.5% 6/15/2040	4,948	4,862
Ginnie Mae I Pool 4.5% 6/15/2041	79,273	77,797
Ginnie Mae I Pool 4.5% 7/15/2039	5,244	5,160
Ginnie Mae I Pool 4.5% 7/15/2040	19,429	19,095
Ginnie Mae I Pool 4.5% 7/15/2040	15,894	15,621
Ginnie Mae I Pool 4.5% 7/15/2040	12,217	12,011
Ginnie Mae I Pool 4.5% 7/15/2040	9,718	9,551
Ginnie Mae I Pool 4.5% 7/15/2040	8,660	8,512
Ginnie Mae I Pool 4.5% 7/15/2040	7,805	7,668
Ginnie Mae I Pool 4.5% 7/15/2040	881	865
Ginnie Mae I Pool 4.5% 8/15/2039	50,252	49,429
Ginnie Mae I Pool 4.5% 8/15/2039	30,532	30,035
Ginnie Mae I Pool 4.5% 8/15/2039	25,786	25,368
Ginnie Mae I Pool 4.5% 8/15/2039	10,575	10,398
Ginnie Mae I Pool 4.5% 8/15/2039	5,590	5,500
Ginnie Mae I Pool 4.5% 8/15/2039	842	828
Ginnie Mae I Pool 4.5% 8/15/2040	2,815	2,766
Ginnie Mae I Pool 4.5% 9/15/2039	9,330	9,175
Ginnie Mae I Pool 4.5% 9/15/2039	4,357	4,286
Ginnie Mae I Pool 5% 10/15/2039	3,553	3,570
Ginnie Mae I Pool 5% 10/15/2039	2,671	2,683
Ginnie Mae I Pool 5% 10/15/2039	2,129	2,139
Ginnie Mae I Pool 5% 10/15/2039	1,367	1,374
Ginnie Mae I Pool 5% 11/15/2039	3,257	3,272
Ginnie Mae I Pool 5% 12/15/2039	3,213	3,227
Ginnie Mae I Pool 5% 12/15/2039	1,869	1,877
Ginnie Mae I Pool 5% 2/15/2039	617	619
Ginnie Mae I Pool 5% 3/15/2041	3,099	3,113
Ginnie Mae I Pool 5% 4/15/2040	30,980	31,123
Ginnie Mae I Pool 5% 4/15/2040	23,734	23,844
Ginnie Mae I Pool 5% 4/15/2041	4,931	4,953
Ginnie Mae I Pool 5% 4/20/2048	298,369	297,139
Ginnie Mae I Pool 5% 5/15/2039	7,668	7,705
Ginnie Mae I Pool 5% 5/15/2039	3,816	3,834
Ginnie Mae I Pool 5% 6/15/2040	72,313	72,649
Ginnie Mae I Pool 5% 6/15/2040	2,032	2,041
Ginnie Mae I Pool 5% 6/15/2040	1,216	1,222
Ginnie Mae I Pool 5% 6/15/2041	512	514
Ginnie Mae I Pool 5% 7/15/2039	6,857	6,889
Ginnie Mae I Pool 5% 7/15/2039	3,267	3,282
Ginnie Mae I Pool 5% 7/15/2040	4,478	4,499
Ginnie Mae I Pool 5% 7/15/2040	3,292	3,307
Ginnie Mae I Pool 5% 7/15/2040	1,764	1,772
Ginnie Mae I Pool 5% 8/15/2039	3,084	3,099
Ginnie Mae I Pool 5% 8/15/2039	2,523	2,535
Ginnie Mae I Pool 5% 8/15/2040	5,817	5,843
Ginnie Mae I Pool 5% 8/15/2040	5,048	5,071
Ginnie Mae I Pool 5% 8/15/2040	4,855	4,877
Ginnie Mae I Pool 5% 9/15/2039	20,315	20,411
Ginnie Mae I Pool 5% 9/15/2039	4,316	4,336
Ginnie Mae I Pool 5% 9/15/2039	2,802	2,815
Ginnie Mae I Pool 5% 9/15/2039	1,181	1,187
Ginnie Mae I Pool 5% 9/15/2040	3,544	3,561
Ginnie Mae I Pool 5% 9/15/2040	2,076	2,085
Ginnie Mae I Pool 5% 9/15/2041	52,971	53,219
Ginnie Mae I Pool 5.47% 8/20/2059 (c)(f)	1,211	1,201
Ginnie Mae I Pool 5.5% 1/15/2039	3,246	3,310
Ginnie Mae I Pool 5.5% 10/15/2035	2,527	2,571
Ginnie Mae I Pool 5.5% 3/15/2039	596	607
Ginnie Mae I Pool 5.5% 7/15/2038	507	515
Ginnie Mae I Pool 5.5% 9/15/2039	15,510	15,823
Ginnie Mae I Pool 5.5% 9/15/2039	10,959	11,179
Ginnie Mae I Pool 6% 5/15/2040	42,692	44,209
Ginnie Mae I Pool 6% 6/15/2036	1,055,987	1,088,870
Ginnie Mae I Pool 6.5% 10/15/2034	1,655	1,712
Ginnie Mae I Pool 6.5% 11/15/2034	481	493
Ginnie Mae I Pool 6.5% 8/15/2034	2,151	2,222
Ginnie Mae I Pool 6.5% 8/15/2036	350	365
Ginnie Mae I Pool 6.5% 9/15/2034	721	745
Ginnie Mae I Pool 7% 1/15/2028	30	30
Ginnie Mae I Pool 7% 1/15/2028	9	9
Ginnie Mae I Pool 7% 1/15/2029	17	17
Ginnie Mae I Pool 7% 1/15/2031	61	63
Ginnie Mae I Pool 7% 1/15/2032	339	349
Ginnie Mae I Pool 7% 10/15/2028	141	142
Ginnie Mae I Pool 7% 12/15/2028	29	30
Ginnie Mae I Pool 7% 2/15/2028	28	28
Ginnie Mae I Pool 7% 2/15/2028	21	21
Ginnie Mae I Pool 7% 2/15/2032	396	402
Ginnie Mae I Pool 7% 3/15/2028	36	36
Ginnie Mae I Pool 7% 3/15/2028	34	34
Ginnie Mae I Pool 7% 3/15/2028	20	20
Ginnie Mae I Pool 7% 3/15/2031	31	32
Ginnie Mae I Pool 7% 3/15/2031	22	23
Ginnie Mae I Pool 7% 3/15/2032	192	198
Ginnie Mae I Pool 7% 4/15/2028	53	54
Ginnie Mae I Pool 7% 4/15/2028	34	35
Ginnie Mae I Pool 7% 4/15/2028	15	15
Ginnie Mae I Pool 7% 4/15/2032	157	161
Ginnie Mae I Pool 7% 4/15/2032	34	35
Ginnie Mae I Pool 7% 4/20/2032	3,598	3,729
Ginnie Mae I Pool 7% 5/15/2031	114	117
Ginnie Mae I Pool 7% 5/15/2032	150	154
Ginnie Mae I Pool 7% 6/15/2028	65	66
Ginnie Mae I Pool 7% 6/15/2028	61	61
Ginnie Mae I Pool 7% 6/15/2028	20	21
Ginnie Mae I Pool 7% 6/15/2028	18	18
Ginnie Mae I Pool 7% 6/15/2031	249	256
Ginnie Mae I Pool 7% 6/15/2032	40	42
Ginnie Mae I Pool 7% 7/15/2028	67	68
Ginnie Mae I Pool 7% 7/15/2032	75	77
Ginnie Mae I Pool 7% 8/15/2031	160	165
Ginnie Mae I Pool 7% 8/15/2032	73	75
Ginnie Mae I Pool 7% 9/15/2028	53	53
Ginnie Mae I Pool 7% 9/15/2031	126	129
Ginnie Mae I Pool 7% 9/15/2031	14	14
Ginnie Mae I Pool 7.5% 1/15/2031	25	26
Ginnie Mae I Pool 7.5% 10/15/2027	110	111
Ginnie Mae I Pool 7.5% 3/15/2028	1,022	1,040
Ginnie Mae I Pool 7.5% 4/15/2027	36	36
Ginnie Mae I Pool 7.5% 4/15/2027	3	3
Ginnie Mae I Pool 7.5% 5/15/2027	24	25
Ginnie Mae I Pool 7.5% 6/15/2027	72	73
Ginnie Mae I Pool 7.5% 6/15/2027	2	2
Ginnie Mae I Pool 7.5% 7/15/2027	43	44
Ginnie Mae I Pool 7.5% 7/15/2027	6	6
Ginnie Mae I Pool 7.5% 7/15/2028	143	147
Ginnie Mae I Pool 7.5% 7/15/2029	27	28
Ginnie Mae I Pool 7.5% 8/15/2027	19	19
Ginnie Mae I Pool 7.5% 8/15/2028	29	29
Ginnie Mae I Pool 7.5% 9/15/2027	91	93
Ginnie Mae I Pool 7.5% 9/15/2028	85	87
Ginnie Mae I Pool 7.5% 9/15/2028	62	63
Ginnie Mae I Pool 8% 12/15/2027	53	54
Ginnie Mae I Pool 8% 12/15/2027	19	19
Ginnie Mae I Pool 8% 7/15/2027	18	19
Ginnie Mae I Pool 8% 8/15/2027	8	8
Ginnie Mae I Pool 8% 8/15/2027	6	6
Ginnie Mae I Pool 8.5% 1/15/2031	233	241
Ginnie Mae I Pool 8.5% 7/15/2030	28	29
Ginnie Mae I Pool 8.5% 8/15/2029	18	18
Ginnie Mae II Pool 2% 1/20/2051	12,459,078	10,014,292
Ginnie Mae II Pool 2% 1/20/2052	12,795,148	10,284,416
Ginnie Mae II Pool 2% 10/20/2050	8,340,403	6,703,805
Ginnie Mae II Pool 2% 11/20/2050	5,442,422	4,374,481
Ginnie Mae II Pool 2% 12/20/2050	12,492,212	10,040,924
Ginnie Mae II Pool 2% 2/20/2051	382,555	307,488
Ginnie Mae II Pool 2% 3/20/2052	2,738,855	2,202,278
Ginnie Mae II Pool 2% 4/20/2051	133,933	107,652
Ginnie Mae II Pool 2% 6/1/2055 (j)	23,700,000	19,041,210
Ginnie Mae II Pool 2% 7/1/2055 (j)	5,950,000	4,779,691
Ginnie Mae II Pool 2% 9/20/2050	1,984,168	1,596,064
Ginnie Mae II Pool 2.5% 12/20/2051	163,956	137,470
Ginnie Mae II Pool 2.5% 6/1/2055 (j)	14,700,000	12,319,101
Ginnie Mae II Pool 2.5% 6/20/2051	5,304,435	4,449,218
Ginnie Mae II Pool 2.5% 7/1/2055 (j)	9,375,000	7,853,639
Ginnie Mae II Pool 2.5% 7/20/2051	487,535	408,779
Ginnie Mae II Pool 3% 1/20/2043	279,725	253,069
Ginnie Mae II Pool 3% 10/20/2043	22,621	20,399
Ginnie Mae II Pool 3% 12/20/2042	24,538	22,207
Ginnie Mae II Pool 3% 8/20/2042	3,882	3,517
Ginnie Mae II Pool 3.5% 1/20/2042	2,504	2,319
Ginnie Mae II Pool 3.5% 1/20/2044	3,769	3,457
Ginnie Mae II Pool 3.5% 11/20/2041	115,625	107,130
Ginnie Mae II Pool 3.5% 12/20/2041	49,827	46,167
Ginnie Mae II Pool 3.5% 2/20/2043	22,521	20,780
Ginnie Mae II Pool 3.5% 3/20/2043	27,761	25,607
Ginnie Mae II Pool 3.5% 3/20/2044	4,209	3,860
Ginnie Mae II Pool 3.5% 4/20/2043	30,201	27,851
Ginnie Mae II Pool 3.5% 5/20/2043	286,079	262,624
Ginnie Mae II Pool 3.5% 5/20/2046	12,031	10,835
Ginnie Mae II Pool 3.5% 5/20/2046	3,501	3,153
Ginnie Mae II Pool 3.5% 6/20/2043	56,406	51,986
Ginnie Mae II Pool 3.5% 9/20/2043	333,657	306,546
Ginnie Mae II Pool 4% 1/20/2041	1,826	1,751
Ginnie Mae II Pool 4% 1/20/2042	15,010	14,355
Ginnie Mae II Pool 4% 1/20/2046	3,181	2,976
Ginnie Mae II Pool 4% 10/20/2040	16,142	15,477
Ginnie Mae II Pool 4% 10/20/2041	269,543	257,856
Ginnie Mae II Pool 4% 10/20/2044	161,739	153,473
Ginnie Mae II Pool 4% 11/20/2040	202,430	194,067
Ginnie Mae II Pool 4% 11/20/2041	8,932	8,543
Ginnie Mae II Pool 4% 11/20/2044	347,079	329,281
Ginnie Mae II Pool 4% 12/20/2044	9,422	8,939
Ginnie Mae II Pool 4% 12/20/2045	3,584	3,353
Ginnie Mae II Pool 4% 2/20/2041	4,314	4,135
Ginnie Mae II Pool 4% 3/20/2041	16,944	16,238
Ginnie Mae II Pool 4% 3/20/2047	3,517,997	3,278,807
Ginnie Mae II Pool 4% 4/20/2042	53,812	51,430
Ginnie Mae II Pool 4% 4/20/2047	717,760	668,959
Ginnie Mae II Pool 4% 5/20/2046	49,321	46,138
Ginnie Mae II Pool 4% 6/20/2045	157,271	149,020
Ginnie Mae II Pool 4% 7/20/2044	8,772	8,330
Ginnie Mae II Pool 4% 8/20/2041	1,874	1,793
Ginnie Mae II Pool 4% 8/20/2043	19,831	18,869
Ginnie Mae II Pool 4% 8/20/2044	22,496	21,358
Ginnie Mae II Pool 4% 8/20/2045	513,754	481,392
Ginnie Mae II Pool 4% 9/20/2040	73,120	70,105
Ginnie Mae II Pool 4.5% 1/20/2041	18,612	18,305
Ginnie Mae II Pool 4.5% 10/20/2039	2,710	2,631
Ginnie Mae II Pool 4.5% 10/20/2040	40,134	38,944
Ginnie Mae II Pool 4.5% 10/20/2040	3,948	3,884
Ginnie Mae II Pool 4.5% 11/20/2040	15,993	15,501
Ginnie Mae II Pool 4.5% 11/20/2040	3,967	3,901
Ginnie Mae II Pool 4.5% 12/20/2039	15,145	14,706
Ginnie Mae II Pool 4.5% 12/20/2040	8,315	8,061
Ginnie Mae II Pool 4.5% 2/20/2041	66,599	65,498
Ginnie Mae II Pool 4.5% 2/20/2041	813	788
Ginnie Mae II Pool 4.5% 3/20/2036	1,375	1,358
Ginnie Mae II Pool 4.5% 3/20/2041	4,379	4,306
Ginnie Mae II Pool 4.5% 4/20/2040	7,160	6,946
Ginnie Mae II Pool 4.5% 4/20/2041	40,693	40,017
Ginnie Mae II Pool 4.5% 5/20/2040	4,638	4,564
Ginnie Mae II Pool 4.5% 5/20/2041	173,131	170,242
Ginnie Mae II Pool 4.5% 6/1/2055 (j)	5,800,000	5,475,529
Ginnie Mae II Pool 4.5% 6/20/2033	676	669
Ginnie Mae II Pool 4.5% 6/20/2039	2,991	2,906
Ginnie Mae II Pool 4.5% 6/20/2040	6,978	6,776
Ginnie Mae II Pool 4.5% 6/20/2041	108,527	106,701
Ginnie Mae II Pool 4.5% 7/20/2039	657	648
Ginnie Mae II Pool 4.5% 7/20/2040	7,621	7,498
Ginnie Mae II Pool 4.5% 7/20/2040	613	595
Ginnie Mae II Pool 4.5% 8/20/2040	1,016	1,000
Ginnie Mae II Pool 4.5% 9/20/2040	41,040	40,371
Ginnie Mae II Pool 5% 9/20/2033	30,922	31,096
Ginnie Mae II Pool 5.5% 12/20/2054	892,646	887,016
Ginnie Mae II Pool 5.5% 6/1/2055 (j)	15,600,000	15,493,009
Ginnie Mae II Pool 5.5% 7/1/2055 (j)	15,600,000	15,478,384
Ginnie Mae II Pool 6% 1/20/2055	493,844	499,018
Ginnie Mae II Pool 6% 11/20/2031	863	885
Ginnie Mae II Pool 6% 12/20/2054	985,465	996,714
Ginnie Mae II Pool 6% 5/20/2032	4,066	4,174
Ginnie Mae II Pool 6% 6/1/2055 (j)	12,400,000	12,520,439
Ginnie Mae II Pool 6% 7/1/2055 (j)	12,400,000	12,501,547
Ginnie Mae II Pool 6.5% 11/20/2031	153	157
Ginnie Mae II Pool 6.5% 3/20/2031	193	198
Ginnie Mae II Pool 7% 2/20/2032	1,090	1,131
Ginnie Mae II Pool 7% 3/20/2032	548	569
Uniform Mortgage Backed Securities 2% 6/1/2055 (j)	19,200,000	14,924,248
Uniform Mortgage Backed Securities 2% 7/1/2055 (j)	900,000	699,961
Uniform Mortgage Backed Securities 5% 6/1/2055 (j)	2,100,000	2,033,308
Uniform Mortgage Backed Securities 6% 6/1/2055 (j)	42,600,000	43,027,666
Uniform Mortgage Backed Securities 6% 7/1/2055 (j)	10,000,000	10,087,501
TOTAL UNITED STATES		614,691,511
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $633,731,115)		614,691,511

U.S. Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Tennessee Valley Authority 5.25% 9/15/2039	2,235,000	2,302,232
Tennessee Valley Authority 5.375% 4/1/2056	2,737,000	2,667,761

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,052,880)		4,969,993

U.S. Treasury Obligations - 48.4%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 2% 8/15/2051	1.96 to 2.08	33,422,000	18,778,986
US Treasury Bonds 2.375% 2/15/2042	3.19	353,100	251,213
US Treasury Bonds 2.5% 2/15/2045	3.00	6,150,700	4,231,970
US Treasury Bonds 2.875% 5/15/2049	2.57 to 2.59	4,458,100	3,126,591
US Treasury Bonds 3% 2/15/2049	2.99 to 3.01	95,773,600	68,971,957
US Treasury Bonds 3.625% 2/15/2053	3.81 to 3.85	73,039,000	58,331,342
US Treasury Bonds 4.125% 8/15/2044	4.66 to 4.73	17,670,000	15,878,842
US Treasury Bonds 4.375% 8/15/2043	4.91 to 5.27	85,314,000	79,795,251
US Treasury Bonds 4.625% 11/15/2044	4.59 to 4.84	30,840,000	29,620,856
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.59 to 2.63	4,418,729	4,204,208
US Treasury Notes 1.125% 8/31/2028	1.14 to 1.33	94,478,000	86,598,683
US Treasury Notes 2.5% 3/31/2027	2.69	19,670,000	19,176,713
US Treasury Notes 2.625% 5/31/2027	2.82 to 2.92	45,180,000	44,068,148
US Treasury Notes 2.625% 7/31/2029	2.83	25,679,000	24,408,090
US Treasury Notes 2.75% 4/30/2027	2.95	34,960,000	34,210,272
US Treasury Notes 2.75% 7/31/2027	2.68 to 2.71	33,510,000	32,720,682
US Treasury Notes 2.75% 8/15/2032	3.98	1,800,000	1,639,758
US Treasury Notes 3.5% 1/31/2028	3.87	5,750,000	5,696,543
US Treasury Notes 3.75% 5/15/2028	3.77	13,520,000	13,479,873
US Treasury Notes 3.75% 5/31/2030	3.84 to 3.90	55,440,000	54,861,779
US Treasury Notes 3.75% 6/30/2030	4.04	26,780,000	26,491,278
US Treasury Notes 3.75% 8/31/2031	3.65 to 3.68	17,180,000	16,839,755
US Treasury Notes 3.875% 8/15/2034	3.71 to 3.81	36,440,000	35,098,691
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	5,660,000	5,646,071
US Treasury Notes 4% 7/31/2030	4.18	6,990,000	6,991,638
US Treasury Notes 4.125% 10/31/2027	3.75 to 4.24	24,500,000	24,633,027
US Treasury Notes 4.125% 11/15/2027	4.20	28,520,000	28,678,197
US Treasury Notes 4.125% 11/30/2031	4.13	6,510,000	6,506,440
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.09	19,000,000	18,961,406
US Treasury Notes 4.125% 5/31/2032	4.17 to 4.18	11,000,000	10,970,805
US Treasury Notes 4.125% 8/31/2030	4.19	1,950,000	1,961,121
US Treasury Notes 4.25% 1/15/2028	4.29	11,780,000	11,887,677
US Treasury Notes 4.25% 2/28/2031	4.25 to 4.31	40,720,000	41,125,609
US Treasury Notes 4.25% 6/30/2031	3.99	4,940,000	4,981,295
US Treasury Notes 4.375% 12/15/2026	4.43	350,000	351,887
US Treasury Notes 4.375% 7/15/2027	4.24	3,530,000	3,563,224
US Treasury Notes 4.625% 2/15/2035	4.33 to 4.39	2,880,000	2,933,152
US Treasury Notes 4.75% 2/15/2045	4.95 to 4.99	4,030,000	3,933,658
TOTAL U.S. TREASURY OBLIGATIONS (Cost $921,279,717)			851,606,688

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l) (Cost $37,405,088)	4.32	37,399,761	37,407,241

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.14% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	3,200,000	195,192
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	8,400,000	345,970
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Indxe, expiring May 2035	4/29/30	6,510,000	278,000
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	11,190,000	467,867

TOTAL PUT SWAPTIONS			1,287,029
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.14% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	3,200,000	8,400
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	8,400,000	308,944
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/30	6,510,000	229,518
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	11,190,000	408,828

TOTAL CALL SWAPTIONS			955,690
TOTAL PURCHASED SWAPTIONS (Cost $2,295,318)			2,242,719

TOTAL INVESTMENT IN SECURITIES - 110.4% (Cost $2,035,692,904)	1,945,134,160
NET OTHER ASSETS (LIABILITIES) - (10.4)%	(182,114,239)
NET ASSETS - 100.0%	1,763,019,921

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 6/1/2055	(5,950,000)	(4,780,388)
Ginnie Mae II Pool 2.5% 6/1/2055	(9,375,000)	(7,856,570)
Ginnie Mae II Pool 5.5% 6/1/2055	(15,600,000)	(15,493,009)
Ginnie Mae II Pool 6% 6/1/2055	(12,400,000)	(12,520,439)
Uniform Mortgage Backed Securities 2% 6/1/2055	(19,200,000)	(14,924,248)
Uniform Mortgage Backed Securities 2% 7/1/2055	(900,000)	(699,961)
Uniform Mortgage Backed Securities 2.5% 6/1/2055	(7,450,000)	(6,071,458)
Uniform Mortgage Backed Securities 3% 6/1/2055	(1,500,000)	(1,276,874)
Uniform Mortgage Backed Securities 3.5% 6/1/2055	(14,800,000)	(13,128,056)
Uniform Mortgage Backed Securities 5% 6/1/2055	(15,500,000)	(15,007,749)
Uniform Mortgage Backed Securities 5.5% 6/1/2055	(17,100,000)	(16,934,356)
Uniform Mortgage Backed Securities 6% 6/1/2055	(42,600,000)	(43,027,666)
Uniform Mortgage Backed Securities 6% 7/1/2055	(9,700,000)	(9,784,876)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(161,505,650)

TOTAL TBA SALE COMMITMENTS (Proceeds $161,582,008)		(161,505,650)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.97% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/13/26	9,500,000	(261,886)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.89% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26	9,200,000	(284,390)

TOTAL PUT SWAPTIONS			(546,276)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.97% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/13/26	9,500,000	(335,644)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.89% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26	9,200,000	(295,297)

TOTAL CALL SWAPTIONS			(630,941)
TOTAL WRITTEN SWAPTIONS			(1,177,217)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	1,269	Sep 2025	140,740,031	1,752,870	1,752,870
CBOT 2 Year US Treasury Note Contracts (United States)	1,183	Sep 2025	245,490,984	484,863	484,863

TOTAL PURCHASED					2,237,733

Sold

Interest Rate Contracts
CBOT 5 Year US Treasury Note Contracts (United States)	21	Sep 2025	2,274,398	(17,919)	(17,919)
CBOT US Treasury Long Bond Contracts (United States)	7	Sep 2025	791,875	(18,935)	(18,935)
CBOT US Treasury Ultra Bond Contracts (United States)	19	Sep 2025	2,209,344	(57,929)	(57,929)

TOTAL SOLD					(94,783)

TOTAL FUTURES CONTRACTS					2,142,950
The notional amount of futures purchased as a percentage of Net Assets is 21.9%
The notional amount of futures sold as a percentage of Net Assets is 0.2%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2027	45,077,000	75,644	0	75,644
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	Jun 2045	23,738,000	340,710	0	340,710
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2030	13,837,000	43,671	0	43,671
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2028	102,948,000	365,657	0	365,657
TOTAL INTEREST RATE SWAPS							825,682	0	825,682

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Principal Only Strips represent the right to receive the monthly principal payments.
(f)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,223,443.
(h)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $283,868.

(i)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $5,539,763.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	114,510,160	654,761,536	731,864,455	1,225,894	-	-	37,407,241	37,399,761	0.1%
Fidelity Securities Lending Cash Central Fund	18,232,198	191,059,416	209,291,614	8,328	-	-	-	-	0.0%
Total	132,742,358	845,820,952	941,156,069	1,234,222	-	-	37,407,241

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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